UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22907

Blackstone Real Estate Income Fund II

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)

Blackstone Real Estate Income Advisors L.L.C.

Leon Volchyok

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

With copies to:

Rajib Chanda, Esq.

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, D.C. 20001

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: December 31, 2019

Date of reporting period: June 30, 2019

Item 1. Reports to Shareholders.

Blackstone

Blackstone Real Estate Income Fund II

Semi-Annual Report For the Six Months Ended June 30, 2019

Beginning with the Fund’s shareholder report for the period ending December 31, 2020, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with Blackstone Advisory Partners L.P. (the “Distributor”) or the Fund may elect to receive shareholder reports and other communications from the Fund electronically by calling (888) 756-8443 to make such arrangements. For shareholders who hold accounts through an investment advisor, bank, or broker-dealer, please contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Distributor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling (888) 756-8443 to make such arrangements. For shareholders who hold accounts through an investment advisor, bank, or broker-dealer, please contact your financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. If your shares are held through a financial intermediary, your election to receive reports in paper will apply to all funds held with that financial intermediary.

BLACKSTONE REAL ESTATE INCOME FUND II

Dear BREIF Shareholder,

We are pleased to present this semi-annual shareholder report for Blackstone Real Estate Income Fund II (“Feeder Fund II”) and Blackstone Real Estate Income Master Fund and Subsidiary (the “Consolidated Master Fund”). Feeder Fund II, Blackstone Real Estate Income Fund I (“Feeder Fund I”) and the Consolidated Master Fund are collectively referred to as the “Funds” or “BREIF.” This report includes market commentary, performance commentary for the Funds, and the unaudited financial statements for Feeder Fund II and the Consolidated Master Fund.

Market Commentary

During the first half of 2019 (the “Period”), real estate debt markets rebounded from a volatile conclusion to 2018. In the three months ended March 31, 2019 (the “First Quarter”), corporate credit and commercial mortgage-backed securities (“CMBS”) BBBs’ spreads tightened 133 basis points1 and 113 basis points2 respectively, recovering 63% and 70% from December 31, 2018 to March 31, 2019, respectively. Following the sharp recovery, the CMBS market remained resilient during the three months ended June 30, 2019 (the “Second Quarter”) as it was relatively unmoved by the broader market’s sell-off in May, and high-yield corporate credit widened 73 basis points in May before recovering to end 7 basis points wider3 quarter-over-quarter, or lower by roughly $0.25 after the effect of interest rate hedges. Spread tightening during the Period came largely from the credit curve flattening 94 basis points to 277 basis points and 323 basis points to 208 basis points for on-the-run corporate and CMBS BBB, respectively, retracing the majority of the steepening that the market saw in the fourth quarter of 2018.4

Strength in the First Quarter was supported by limited new issuance ($17 billion of private CMBS, down 16% compared to the same period in 2018), which aided already positive supply technicals in CMBS, helping push credit spreads tighter.5 Similarly, in corporate credit, term loan issuance was down 33%5 and high-yield bond inflows totaled $12.0 billion5, creating supportive supply/demand technicals that reinforced the market’s bullish tone. During the Second Quarter, CMBS spreads were resilient despite the increase in private label CMBS issuance of 29% quarter-over-quarter and 5% year-over-year to $27 billion, the highest level since 2017.5 New issuance in the non-qualified residential mortgage-backed securities (“RMBS”) market almost doubled during the Second Quarter, increasing to $5.6 billion from $3.0 billion in the First Quarter,6 which drove spreads wider by 35 basis points7 as the market digested the increased supply. Strong commercial real estate fundamentals complemented by lower interest rates continue to push valuations higher, with property prices up 3.9% since year end 2018.8

Fund Performance

The table below illustrates BREIF’s performance relative to its peer group9 during the six-month, 12-month and three-year periods ending June 30, 2019 and the Funds’ inception-to-date.10 During the period, Feeder Fund I and Feeder Fund II experienced net outflows of $20 million and $17 million, respectively.

[1]	Bloomberg, as of March 29, 2019.
[2]	JP Morgan Research, as of March 29, 2019.
[3]	Bank of America U.S. High Yield Index Libor OAS, as of June 29, 2019.
[4]	U.S. HY Spread—U.S. IG Spread: Bank of America U.S. High Yield Index Libor OAS & Bank of America U.S. Corporate Index Libor OAS, as of June 28, 2019.
[5]	JP Morgan Research, as of June 28, 2019.
[6]	Bank of America Global Research, as of June 28, 2019.
[7]	Bloomberg: New Issue Pricing of Non-QM RMBS BB’s, as of June 28, 2019.
[8]	RCA CPPI National All Property Index: 137.51 June 2019 vs. 132.33 December 2018.
[9]	Peer Group selected by BREIF’s investment manager.
[10]	The inception date of the Funds is April 1, 2014. For inception-to-date total return calculations, the Peer Group excludes funds that were launched subsequent to the Funds’ inception.

1

Total Return[11]
	Feeder Fund I	Feeder Fund II		Peer Group[9]
		Advisor - Class I	Institutional - Class II
6 Months	8.32%	8.60%	8.73%	9.36%
12 Months	6.99%	7.49%	7.76%	8.96%
3 Years	8.05%	8.56%	8.84%	7.72%
ITD	5.23%	5.74%	6.01%	5.72%

Net Assets
	June 30, 2019	December 31, 2018	6/30/19 vs. 12/31/18 Change (%)
Net Asset Value
Feeder Fund I	$585,877,509	$559,552,016	4.70%
Feeder Fund II	$216,215,065	$214,558,373	0.77%

NAV per Share
Feeder Fund I	$1,045.52	$988.81	5.74%
Feeder Fund II
Advisor - Class I	$1,029.64	$962.77	6.95%
Institutional - Class II	$1,017.96	$973.73	4.54%

Performance Drivers

BREIF’s investments in fixed-rate, post-crisis conduit bonds, corporate debt and CMBX12 provided the highest positive returns during the Period as spreads recovered from the volatility during year end 2018. Also contributing to positive performance was non-guaranteed Agency CMBS, which realized a gain in connection with an underlying loan payoff. Partially offsetting this outperformance was RMBS issued after the financial crisis where there was an increase in issuance that pushed spreads marginally wider.

Portfolio Positioning

Just as volatility in the fourth quarter of 2018 created favorable opportunities to deploy capital, the Funds had the opportunity in the Period to selectively prune investments across sectors that have outperformed over the past 1-2 years in favor of adding more defensive coupon-oriented securities. Specifically, we reduced the Funds’ exposure to CMBX by $79 million (down to 5% from 10% of total assets) and corporate debt by $58 million (down to 18% from 20% of total assets). The Funds rotated into Agency CMBS (purchased $78 million), which are high-carry idiosyncratic securities that have typically exhibited less volatility to broader market shocks. Additionally, the Funds purchased $45 million of RMBS as increased supply created an opportunity to buy securities at more attractive spreads. The Funds also added $26 million of investment-grade CMBS securities as we continue to expect technicals to create strong tailwinds for the securities over the medium-to-long term. Overall, we remain focused on opportunistically adding to high-conviction investments that benefit from differentiated real estate fundamentals and offer attractive income profiles relative to their exposure to market risk. We expect that our flexibility to trade across liquid real estate debt asset classes will enable us to capitalize on relative value propositions.

[11]

Total return is calculated assuming a purchase of common shares at the opening on the first day and a repurchase at closing on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total returns do not reflect brokerage commissions or early repurchase reductions, if any. Total return is annualized for periods of more than one year but is not annualized for periods of less than one year.

[12]	CMBX is an index designed to reflect the creditworthiness of CMBS. CMBX is made up of 25 equally weighted tranches of CMBS reference obligations, each with different credit ratings.

2

Blackstone Real Estate Income Fund II

Statement of Assets and Liabilities

As of June 30, 2019 (Unaudited)

Assets:
Investment in Consolidated Master Fund, at fair value	$216,072,185
Cash	1,615,116
Receivable from Investment redeemed from Consolidated Master Fund	8,038,358
Receivable from Investment Manager	161,085
Other assets	26,341

Total assets	225,913,085

Liabilities:
Income distribution payable	525,797
Payable for shares repurchased	7,512,561
Payable for service fees	27
Subscriptions received in advance	1,615,000
Accrued expenses	44,635

Total liabilities	9,698,020

Net assets	$216,215,065

Components of Net Assets:
Paid-in capital	$207,915,144
Total accumulated earnings	8,299,921

Net assets	$216,215,065

Net Asset Value:
Advisor Class I Shares
Net Assets	$67,022
Shares of beneficial interest outstanding, $0.001 par value, unlimited shares authorized	65.839

Net asset value per share	$1,017.96

Institutional Class II Shares
Net Assets	$216,148,043
Shares of beneficial interest outstanding, $0.001 par value, unlimited shares authorized	209,926

Net asset value per share	$1,029.64

See Notes to Financial Statements.

3

Blackstone Real Estate Income Fund II

Statement of Operations

For the Six-Months Ended June 30, 2019 (Unaudited)

Investment Income and Expenses Allocated from Consolidated Master Fund:
Interest	$7,388,497

Dividends	44,390
Expenses excluding Incentive Fees	(5,016,464)
Expense waived by Investment Manager	1,302,959
Incentive Fees	(3,266,778)

Net investment income allocated from Consolidated Master Fund	452,604

Fund Interest:	256
Fund Expenses:
Service fees	81
Registration fees	16,255
Printing and postage fees	48,291
Professional fees	27,506
Miscellaneous	58,988

Total Fund expenses	151,121

Less expenses reimbursed by Investment Manager	(114,362)

Net Fund Expenses	36,759

Net investment income	416,101

Net Realized and Unrealized Gain (Loss) Allocated from Consolidated Master Fund:
Net realized gain (loss) from:
Investments in securities	3,793,829
Securities sold short	139,347
Forward foreign currency exchange contracts	392,156
Foreign currency transactions	1,056,211
Options written	12,591
Swap contracts	1,707,183

Net realized gain	7,101,317

Net change in unrealized appreciation (depreciation) on:
Investments in securities	13,406,116
Securities sold short	(878,405)
Forward foreign currency exchange contracts	(184,577)
Foreign currency translations	(935,045)
Options written	15,657
Swap contracts	(481,044)
Unfunded loan commitments	15,100

Net change in unrealized appreciation	10,957,802

Net realized and unrealized gain	18,059,119

Net increase in net assets resulting from operations	$18,475,220

See Notes to Financial Statements.

4

Blackstone Real Estate Income Fund II

Statement of Changes in Net Assets

	Six-Months Ended 6/30/2019 (unaudited)	Year Ended 12/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$416,101	$10,201,970
Net realized gain	7,101,317	12,224,551
Net change in unrealized appreciation (depreciation)	10,957,802	(8,378,326)

Net increase in net assets resulting from operations	18,475,220	14,048,195

Distributions:
Distributions from earnings
Advisor Class I Shares	(1,753)	(4,158)
Institutional Class II Shares	(6,253,902)	(18,693,961)

Total distributions to shareholders	(6,255,655)	(18,698,119)

Capital Transactions:
Shareholder subscriptions:
Institutional Class II Shares	3,135,000	10,620,000
Shareholder reinvestments:
Advisor Class I Shares	1,753	4,158
Institutional Class II Shares	5,077,783	15,391,456
Shareholder repurchases:
Institutional Class II Shares	(18,790,905)	(129,767,522)

Net decrease in net assets resulting from capital transactions	(10,576,369)	(103,751,908)

Early withdrawal fees	13,496	1,551

Net increase (decrease) in net assets	1,656,692	(108,400,281)

Net Assets:
Beginning of period	214,558,373	322,958,654

End of period	$216,215,065	$214,558,373

Change in Shares Outstanding:
Advisor Class I Shares
Beginning of period	64	60
Reinvestment in Shares	2	4

End of period	66	64

Institutional Class II Shares
Beginning of period	220,283	320,880
Shares issued for shareholder subscriptions	3,108	10,312
Reinvestment in Shares	4,977	15,302
Shares repurchased	(18,442)	(126,211)

End of period	209,926	220,283

See Notes to Financial Statements.

5

Blackstone Real Estate Income Fund II

Financial Highlights

(For Shares Outstanding Throughout the Period)

	Advisor—Class I
	Six-Months Ended 6/30/2019		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014(a)
Net Asset Value, Beginning of Period	$962.77		$995.44	$956.41	$1,009.08	$1,003.21	$1,000.00
Income From Investment Operations:
Net investment income(b)	1.89		36.26	49.65	42.85	33.25	13.60
Net realized and unrealized gain (loss)	80.47		(1.16)	34.53	(28.16)	18.85	10.86

Net income from investment operations	82.36		35.10	84.18	14.69	52.10	24.46

Less Distributions to Shareholders:
Distribution of net investment income to shareholders	(27.17)		(42.41)	(45.15)	(67.36)	(41.08)	(21.25)
Distribution of net realized capital gains to shareholders	—		(25.36)	—	—	(5.15)	—

Total distributions	(27.17)		(67.77)	(45.15)	(67.36)	(46.23)	(21.25)

Early Withdrawal Fees	—		—	—	—	—	—

Net Asset Value, End of Period	$1,017.96		$962.77	$995.44	$956.41	$1,009.08	$1,003.21

Total Return on Net Asset Value	8.60	%(c)	3.49%	8.90%	1.60%	5.20%	2.45	%(c)

Ratios to Average Net Assets:
Expenses for the Feeder Fund II before reimbursement and waiver from Investment Manager and allocated Incentive Fees(d)	4.95	%(e)	4.56%	4.19%	4.33%	4.36%	4.56	%(e)
Allocated Incentive Fees of the Feeder Fund II(d)	2.95	%(e)	0.64%	1.54%	0.43%	0.94%	0.54	%(e)

Total expenses for the Feeder Fund II before reimbursement and waiver from Investment Manager(d)	7.90	%(e)	5.20%	5.73%	4.76%	5.30%	5.10	%(e)

Reimbursement and waiver from Investment Manager(f)	(1.29	)%(e)	(1.18)%	(1.09)%	(1.11)%	(1.38)%	(1.36	)%(e)

Total expenses for the Feeder Fund II after reimbursement and waiver from Investment Manager(d)	6.61	%(e)	4.02%	4.64%	3.65%	3.92%	3.74	%(e)

Net investment income excluding Incentive Fees for the Feeder Fund II	3.33	%(e)	4.21%	6.55%	4.86%	4.17%	2.34	%(e)

Net investment income of the Feeder Fund II	0.38	%(e)	3.57%	5.01%	4.43%	3.23%	1.80	%(e)

Supplementary Data:
Net assets, end of period (in thousands)	$67		$62	$60	$55	$54	$51

Portfolio turnover(g)	30	%(h)	81%	85%	26%	41%	31	%(h)

(a)	For the period April 1, 2014 (commencement of investment operations) through December 31, 2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total Return has not been annualized.
(d)	Includes the Feeder Fund II’s share of the Consolidated Master Fund’s allocated expenses.
(e)	Financial ratios have been annualized.
(f)	The reimbursement and waiver includes expenses incurred by the Feeder Fund II and the Consolidated Master Fund. See Note 4.
(g)	The Feeder Fund II is invested solely in the Consolidated Master Fund, therefore this ratio reflects the portfolio turnover for the Consolidated Master Fund.
(h)	Percentage represents the results for the period presented and are not annualized.

See Notes to Financial Statements.

6

Blackstone Real Estate Income Fund II

Financial Highlights

(For Shares Outstanding Throughout the Period)

	Institutional—Class II
	Six-Months Ended 6/30/2019		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014(a)
Net Asset Value, Beginning of Period	$973.73		$1,006.29	$966.22	$1,016.01	$1,004.19	$1,000.00
Income From Investment Operations:
Net investment income(b)	1.91		36.63	50.37	43.56	38.21	15.91
Net realized and unrealized gain (loss)	82.68		1.43	37.25	(25.98)	16.54	10.22

Net income from investment operations	84.59		38.06	87.62	17.58	54.75	26.13

Less Distributions to Shareholders:
Distribution of net investment income to shareholders	(28.68)		(45.27)	(47.60)	(67.45)	(38.78)	(21.94)
From net realized capital gains	—		(25.36)	—	—	(4.20)	—

Total Distributions	(28.68)		(70.63)	(47.60)	(67.45)	(42.98)	(21.94)

Early Withdrawal Fees	—		0.01	0.05	0.08	0.05	—

Net Asset Value, End of Period	$1,029.64		$973.73	$1,006.29	$966.22	$1,016.01	$1,004.19

Total Return on Net Asset Value	8.73	%(c)	3.75%	9.18%	1.88%	5.46%	2.62	%(c)

Ratios to Average Net Assets:
Expenses for the Feeder Fund II before reimbursement and waiver from Investment Manager and allocated Incentive Fees(d)	4.70	%(e)	4.27%	3.93%	4.09%	4.11%	4.31	%(e)
Allocated Incentive Fees of the Feeder Fund II(d)	2.97	%(e)	0.87%	1.56%	0.47%	0.76%	0.48	%(e)

Total expenses for the Feeder Fund II before reimbursement and waiver from Investment Manager(d)	7.67	%(e)	5.14%	5.49%	4.56%	4.87%	4.79	%(e)

Reimbursement and waiver from Investment Manager(f)	(1.29	)%(e)	(1.16)%	(1.09)%	(1.11)%	(1.34)%	(1.36	)%(e)

Total expenses for the Feeder Fund II after reimbursement and waiver from Investment Manager(d)	6.38	%(e)	3.98%	4.40%	3.39%	3.53%	3.43	%(e)

Net investment income excluding Incentive Fees for the Feeder Fund II	3.35	%(e)	4.44%	6.58%	4.92%	4.46%	2.59	%(e)

Net investment income of the Feeder Fund II	0.38	%(e)	3.57%	5.03%	4.45%	3.70%	2.11	%(e)

Supplementary Data:
Net assets, end of period (in thousands)	$216,148		$214,497	$322,899	$307,386	$199,276	$102,680

Portfolio turnover(g)	30	%(h)	81%	85%	26%	41%	31	%(h)

(a)	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total Return has not been annualized.
(d)	Includes the Feeder Fund II’s share of the Consolidated Master Fund’s allocated expenses.
(e)	Financial ratios have been annualized.
(f)	The reimbursement and waiver includes expenses incurred by the Feeder Fund II and the Consolidated Master Fund. See Note 4.
(g)	The Feeder Fund II is invested solely in the Consolidated Master Fund, therefore this ratio reflected the portfolio turnover for the Consolidated Master Fund.
(h)	Percentage represents the results for the period and is not annualized.

See Notes to Financial Statements.

7

Blackstone Real Estate Income Fund II

Notes to Financial Statements

For the Six-Months Ended June 30, 2019 (Unaudited)

1. Organization

Blackstone Real Estate Income Fund II (the “Feeder Fund II”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a continuously offered non-diversified, closed-end management investment company. The Feeder Fund II commenced investment operations on April 1, 2014. The Feeder Fund II’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments. The Feeder Fund II pursues its investment objective by investing substantially all of its assets in Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the 1940 Act as a closed-end management investment company with the same investment objective and substantially the same investment policies as the Feeder Fund II. The Master Fund consolidates a wholly-owned subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd. (the “Subsidiary” and together with the Master Fund, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Fund II is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Fund II supervises the conduct of the Consolidated Master Fund’s and the Feeder Fund II’s affairs and, pursuant to their investment management agreements, has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Fund II’s day-to-day investment activities and operations.

The Consolidated Master Fund’s financial statements, which are attached hereto, are an integral part of these financial statements and should be read in conjunction with the Feeder Fund II’s financial statements. At June 30, 2019, Feeder Fund II held an approximately 27% ownership interest in the Consolidated Master Fund.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Feeder Fund II.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Feeder Fund II is an investment company in accordance with Accounting Standards Codifications 946, Financial Services-Investment Companies, which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The Feeder Fund II’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The preparation of financial statements in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the financial statements and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results may differ from these estimates.

Investment in Consolidated Master Fund and Fair Value Measurement

The Feeder Fund II’s investment in the Consolidated Master Fund is recorded at fair value and is based upon the Feeder Fund II’s percentage ownership of the net assets of the Consolidated Master Fund. The

8

Blackstone Real Estate Income Fund II

Notes to Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

performance of the Feeder Fund II is directly affected by the performance of the Consolidated Master Fund. See Note 2 to the Consolidated Master Fund’s Financial Statements for the determination of fair value of the Consolidated Master Fund’s investments.

Investment Transactions and Related Investment Income and Expense

Investment transactions are accounted for on a trade date basis. The Feeder Fund II’s net investment income or loss consists of the Feeder Fund II’s pro rata share of the net investment income or loss of the Consolidated Master Fund, less all expenses of the Feeder Fund II. Realized and unrealized gains and losses from sale of investments consist of the Feeder Fund II’s pro rata share of the Consolidated Master Fund’s realized and unrealized gains and losses.

Cash

As of June 30, 2019, the Feeder Fund II held $1,615,116 at a major U.S. bank.

Contingencies

Under the Feeder Fund II’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Feeder Fund II’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Feeder Fund II. Additionally, in the normal course of business, the Feeder Fund II may enter into contracts that contain a variety of representations and indemnification obligations and expects the risk of loss to be remote.

Income Taxes

The Feeder Fund II’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its investment company net taxable investment income and net capital gain realized on investments to its shareholders. Therefore, no federal income tax provision is required. The Feeder Fund II plans to file U.S. Federal and various state and local tax returns.

For the open tax years and all major jurisdictions, management of the Feeder Fund II has concluded that there are no uncertain tax positions that would require recognition in the consolidated financial statements. No income tax returns are currently under examination. The statute of limitations on the Feeder Fund II’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2018.

Dividends and Distributions to Shareholders

Dividends from net investment income are expected to be declared and paid quarterly. Distributions from capital gains are expected to be declared and paid at least annually. Dividends and capital gain distributions paid by the Feeder Fund II will be reinvested in additional common shares of beneficial interest, par value $0.001 per share, of the Feeder Fund II (“Shares”), unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment are issued at their net asset value on the next valuation date following the ex-dividend date.

9

Blackstone Real Estate Income Fund II

Notes to Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

3. Fund Terms

Issuance of Shares

The Feeder Fund II offers its Shares on a best efforts basis pursuant to a continuous offering registered with the Securities and Exchange Commission. The Feeder Fund II will issue Shares to eligible investors as of the first business day of the month or at such other times as determined by the Board upon receipt and acceptance of an initial or additional application for Shares. The Feeder Fund II reserves the right to reject any applications for subscriptions of Shares. Shares are subject to a maximum sales load of up to 3.00%. No public market exists for the Shares, and none is expected to develop. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Feeder Fund II’s Declaration of Trust.

Repurchase of Shares

The Feeder Fund II may, from time to time, offer to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases will be made only at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. Shareholders who tender Shares within the 12-month period following acquisition will be subject to an early withdrawal fee of 2.00% of the aggregate net asset value of the Shares repurchased by the Feeder Fund II. The early withdrawal fees for the Feeder Fund II for the period ended June 30, 2019 were $13,496. In determining whether the Feeder Fund II should repurchase Shares from shareholders pursuant to written tenders, the Feeder Fund II’s Board will consider the Investment Manager’s recommendations. The Investment Manager expects that generally it will recommend to the Feeder Fund II’s Board that the Feeder Fund II offer to repurchase Shares from shareholders on a quarterly basis. Since the Feeder Fund II’s assets consist primarily of its investment in the Consolidated Master Fund, the ability of the Feeder Fund II to have its Shares in the Consolidated Master Fund repurchased is subject to the Consolidated Master Fund’s repurchase policy.

The timing, terms and conditions of any particular repurchase offer may vary at the sole discretion of the Board. Repurchase offers will generally commence approximately 95 days prior to the last day of March, June, September and December each year (each such last date is referred to as a “Tender Valuation Date”) and remain open for approximately 30 calendar days.

The following table presents the repurchase offers that occurred during the period ended June 30, 2019:

Repurchase Offer	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	December 26, 2018	April 4, 2019
Repurchase Request Deadline	January 25, 2019	May 6, 2019
Repurchase Pricing Date	March 29, 2019	June 28, 2019
Amount Repurchased	$11,855,331	$6,935,574
Shares Repurchased	11,718	6,724

4. Investment Manager Fees and Other Related Party Transactions

Management Fee

The Consolidated Master Fund pays the Investment Manager an aggregate fixed management fee (the “Management Fee”), payable quarterly in arrears on the last business day of each quarter. The Management Fee accrues monthly at an annual rate of 1.50% of the Consolidated Master Fund’s Managed Assets at the end of such month before giving effect to the Management Fee payment being calculated or any purchases or repurchases of Consolidated Master Fund shares or any distributions by the Consolidated Master Fund. The

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Blackstone Real Estate Income Fund II

Notes to Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

Management Fee will reduce the net asset value of the Consolidated Master Fund (and indirectly, of the Feeder Fund II ) as of the end of the accounting period in which it is payable and after the calculation of the Management Fee. The Management Fee for any period less than a full quarter will be prorated. Effective October 1, 2014 through December 31, 2019, the Investment Manager agreed to temporarily reduce its Management Fee to an annualized rate of 0.75% of the Consolidated Master Fund’s Managed Assets (“the Management Fee Waiver”). The Investment Manager may, in its sole discretion and at any time (including prior to December 31, 2019), elect to extend, terminate or modify its voluntary waiver. The Investment Manager will not charge the Feeder Fund II a Management Fee as long as substantially all of the assets of the Feeder Fund II are invested in the Consolidated Master Fund. The Feeder Fund II indirectly bears a pro-rata share of the Consolidated Master Fund’s Management Fee, which was $1,302,960, net of the Management Fee Waiver, for the period ended June 30, 2019.

Incentive Fee

The Consolidated Master Fund accrues a performance-based incentive fee (the “Incentive Fee”) on a monthly basis throughout the fiscal year of the Consolidated Master Fund. The Incentive Fee is paid to the Investment Manager promptly after the end of each fiscal year of the Consolidated Master Fund. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Consolidated Master Fund’s Net Capital Appreciation (as defined below) for each Fiscal Period ending within or coterminous with the close of such fiscal year exceeds the balance of the loss carryforward account and any allocated Management Fee expense for such Fiscal Period, without duplication for any Incentive Fees paid during such fiscal year. The Consolidated Master Fund also pays the Investment Manager the Incentive Fee in the event a Fiscal Period is triggered in connection with a repurchase offer by the Consolidated Master Fund. For purposes of calculating the Incentive Fee, “Net Capital Appreciation” means, with respect to any Fiscal Period, the difference, if any, between (x) the sum of (i) the value of the Consolidated Master Fund’s net asset value at the end of that Fiscal Period (prior to the Incentive Fee for such Fiscal Period) increased by the dollar amount of the Consolidated Master Fund’s interests repurchased during the Fiscal Period (excluding repurchases as of the last day of the Fiscal Period after determination of the Incentive Fee), (ii) the amount of any dividends, distributions or withdrawals paid to shareholders during the Fiscal Period and not reinvested in the Consolidated Master Fund (excluding any dividends, distributions or withdrawals to be paid as of the last day of the Fiscal Period), and (iii) the Management Fee expense for that Fiscal Period, and (y) the sum of (i) the value of the Consolidated Master Fund’s net asset value at the beginning of that Fiscal Period (prior to the Management Fee for such Fiscal Period), increased by the dollar amount of the Consolidated Master Fund’s interests issued during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Consolidated Master Fund) and (ii) the amount of any subscriptions to the Consolidated Master Fund during that Fiscal Period. All calculations of Net Capital Appreciation will be made (without duplication) after deduction of all general, administrative and other operating expenses of the Consolidated Master Fund (excluding the Incentive Fee) and any amounts necessary, in the Investment Manager’s sole discretion, as appropriate reserves for such expenses. The Investment Manager will not charge the Feeder Fund II an Incentive Fee as long as substantially all of the assets of the Feeder Fund II are invested in the Consolidated Master Fund. The Feeder Fund II indirectly bears a pro-rata share of the Consolidated Master Fund’s Incentive Fee, which was $3,266,778 for the period ended June 30, 2019.

Expense Limitation and Reimbursement

The Investment Manager has voluntarily entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation and Reimbursement Agreement”) with the Feeder Fund II to limit the amount of the Feeder Fund II’s Specified Expenses (as defined below) to no more than 0.35% per annum of the Feeder Fund II’s net assets (the “Expense Cap”) (computed and applied on a monthly basis). Specified Expenses

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Blackstone Real Estate Income Fund II

Notes to Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

includes all expenses incurred in the business of the Feeder Fund II and the Feeder Fund II’s pro rata share of the expenses incurred in the business of the Consolidated Master Fund, including organizational costs, with the exception of: (i) the Management Fee, (ii) the Incentive Fee, (iii) the Distribution and Service Fee, (iv) brokerage costs, (v) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Feeder Fund II or the Consolidated Master Fund), (vi) taxes, and (vii) extraordinary expenses (as determined in the sole discretion of the Investment Manager). To the extent that Specified Expenses for the Feeder Fund II (including the Feeder Fund II’s pro rata share of the Consolidated Master Fund’s Specified Expenses) for any month exceed the Expense Cap, the Investment Manager will waive its fees and/or reimburse the Feeder Fund II for expenses to the extent necessary to eliminate such excess. The Expense Limitation and Reimbursement Agreement cannot be terminated prior to December 31, 2019 without the Board’s consent. The Feeder Fund II has agreed to repay the amounts borne by the Investment Manager under the Expense Limitation and Reimbursement Agreement within the three year period after the Investment Manager bears the expense, when and if requested by the Investment Manager, but only if and to the extent that the Specified Expenses of the Feeder Fund II (including the Feeder Fund II’s pro rata share of the Consolidated Master Fund’s Specified Expenses) are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Specified Expenses. The Investment Manager may recapture a Specified Expense in any year within the three-year period after the Investment Manager bears the expense. The Investment Manager is permitted to receive such repayment from the Feeder Fund II provided that the reimbursement amount does not raise the level of Specified Expenses of the Feeder Fund II (including the Feeder Fund II’s pro rata share of the Consolidated Master Fund’s Specified Expenses) in the month the repayment is being made to a level that exceeds the Expense Cap or any other expense limitation agreement then in effect with respect to the Specified Expenses.

For the period ended June 30, 2019, there were no recoupments made by the Feeder Fund II to the Investment Manager. As of June 30, 2019, the total repayments that may potentially be made by the Feeder Fund II to the Investment Manager was $599,203, which $78,416 will expire by December 31, 2019, $229,548 will expire by December 31, 2020, $176,877 will expire by December 31, 2021, and $114,362 will expire by December 31, 2022.

Distribution Agreement and Service Plan

Blackstone Advisory Partners L.P., an affiliate of the Investment Manager, acts as the distributor of the Shares (the “Distributor”). Pursuant to a distribution agreement between the Feeder Fund II and the Distributor, the Feeder Fund II pays the Distributor a shareholder servicing fee (the “Service Fee”) equal to 0.25% (annualized) of the average net assets of the Feeder Fund II attributable to Advisor Class I Shares, in accordance with the Feeder Fund II’s Service Plan. The Feeder Fund II’s Service Fees were $81 for the period ended June 30, 2019.

5. Administration Agreements

The Consolidated Master Fund and the Feeder Fund II have entered into administration, custody and transfer agency agreements (the “Administration Agreements”) with State Street Bank and Trust Company (“State Street”). State Street and/ or its affiliates are responsible for providing administration, custody and transfer agency services for the Consolidated Master Fund and the Feeder Fund II, including, but not limited to: (i) maintaining corporate and financial books and records of the Consolidated Master Fund and the Feeder Fund II, (ii) providing administration services and (iii) performing other accounting and clerical services necessary in connection with the administration of the Consolidated Master Fund and the Feeder Fund II. The services performed by State Street may be completed by one or more of its affiliated companies.

12

Blackstone Real Estate Income Fund II

Notes to Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

6. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Consolidated Master Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Consolidated Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Consolidated Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Derivative Risk: The Consolidated Master Fund enters into derivatives transactions which may include, without limitation, options contracts, futures contracts, options on futures contracts, forward contracts, interest rate swaps, total return swaps, credit default swaps and other swap agreements for investment, hedging or leverage purposes. The Consolidated Master Fund’s use of derivative instruments may be speculative and involves investment risks and transaction costs to which the Consolidated Master Fund would not be subject absent the use of these instruments, and the use of derivatives generally involves leverage in the sense that the investment exposure created by the derivatives may be significantly greater than the Consolidated Master Fund’s initial investment in the derivatives. The potential for loss could exceed the value of the financial assets and liabilities recorded in the Consolidated Master Fund’s financial statements.

Credit and Counterparty Risk: The Consolidated Master Fund may be exposed to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of OTC instruments) purchased by the Consolidated Master Fund. The Consolidated Master Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations. The Investment Manager attempts to mitigate counterparty risk by (i) periodically assessing the credit worthiness of its trading partners, (ii) assessing the amount of its exposure to each counterparty as a part of its ongoing risk monitoring process and (iii) requiring collateral from the counterparty for certain transactions.

Currently, certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Consolidated Master Fund. Counterparty risk with respect to certain exchange-traded and over-the counter derivatives may be further complicated by recently enacted U.S. financial reform legislation. Cash collateral that has been pledged to cover obligations of the Consolidated Master Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Liquidity Risk: Some securities held by the Consolidated Master Fund may be difficult to sell, or illiquid, during times of market turmoil or otherwise. Illiquid securities may also be difficult to value. If the Consolidated Master Fund is forced to sell an illiquid asset to meet repurchase requests or other cash needs, the Consolidated Master Fund may be forced to sell at a loss or at a price lower than it could have otherwise received.

Non-Diversification Risk: The Consolidated Master Fund is classified as a “non-diversified” investment company which means that the percentage of its assets that may be invested in the securities of a single issuer

13

Blackstone Real Estate Income Fund II

Notes to Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

is not limited by the 1940 Act. As a result, the Consolidated Master Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. The Feeder Fund II prospectus includes a discussion of the principal risks of investing in the Feeder Fund II and indirectly investing in the Consolidated Master Fund. Please also refer to the notes of the Consolidated Master Fund for further discussion on risks.

7. Subsequent Events

The Investment Manager has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

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Blackstone Real Estate Income Fund II

Supplemental Information

June 30, 2019 (Unaudited)

Form N-PORT Filings

The Feeder Fund II files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year within 60 days after the end of the relevant fiscal quarter with the Securities and Exchange Commission (the “SEC”) as an exhibit on Form N-PORT. The Feeder Fund II’s portfolio holdings information for the third month of each fiscal quarter on Form N-PORT is available on the SEC’s website at http://www.sec.gov. Holdings and allocations shown on any Form N-PORT are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

The Feeder Fund II and the Consolidated Master Fund have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Feeder Fund II’s and the Consolidated Master Funds’ portfolio securities, and information regarding how the Feeder Fund II and Consolidated Master Fund voted proxies relating to their portfolio securities during the most recent 6-month period ended June 30 is available (1) without charge, upon request, by calling toll free, 1-800-248-1621 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

The Feeder Fund II’s registration statement includes additional information about the Trustees of the Consolidated Master Fund. The registration statement is available, without charge, up on request by calling 1-855-890-7725.

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Blackstone

Blackstone Registered Funds

Privacy Notice

Rev January, 2019

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

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Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi-Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund, Blackstone / GSO Strategic Credit Fund and Blackstone / GSO Floating Rate Enhanced Income Fund and Blackstone / GSO Secured Lending Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes— information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

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GDPR PRIVACY STATEMENT

Blackstone Real Estate Income Fund

Blackstone Real Estate Income Fund II

Blackstone Real Estate Income Master Fund

Data Privacy Notice for Investors

1. Why are you seeing this notice?

∎   This Data Privacy Notice applies to you to the extent that applicable legislation or binding regulation relating to the protection of personal data in force in the European Union (“EU”), European Economic Area (“EEA”) or UK (including Regulation (EU) 2016/679 (the “GDPR”)) applies to our processing of your personal data or to the extent you are a located within the EU or EEA for the purposes of the GDPR. If this Data Privacy Notice applies to you, you have certain rights with respect to your personal data under applicable EU data protection legislation, as outlined below.

∎   You may need to provide Personal Data to us as part of your investment into Blackstone Real Estate Income Fund (the “Fund”).

∎   We want you to understand how and why we use, store and otherwise process your Personal Data when you deal with us or our relevant affiliates.

∎   “Personal Data” has the meaning given in the EU data protection legislation and includes any information relating to an identifiable individual (such as name, address, date of birth or economic information).

Please read the information below carefully. It explains how and why Personal Data is processed by us.
2. Who is providing this notice?

The Fund is committed to protecting and respecting your privacy.

The Fund-related entities on whose behalf this privacy statement is made are: (i) the Fund, (ii) Blackstone Real Estate Income Advisors, L.L.C., (iii) Blackstone Advisory Partners L.P., and (iv) their respective affiliates, and in each case such persons’ legal and other advisors and agents (together, the “Fund Parties”).

Where we use the terms “we”, “us” and “our” in this Data Privacy Notice, we are referring to the Fund and the Fund Parties.

When you provide us with your Personal Data, the Fund acts as a “data controller”. In simple terms, this means that:

∎   we “control” the Personal Data that you provide— including making sure that it is kept secure

∎   we make certain decisions on how to use and protect your Personal Data—but only to the extent that we have informed you about the use or are otherwise permitted by law

3. What Personal Data do we collect about you?

The types of Personal Data we collect and share depends on the product or service you have with us and the nature of your investment. This information can include or be related to:

∎   name, date of birth, country(ies) of citizenship, mailing and permanent address, email address, and telephone number

∎   photo identification, including passports, driving license, and other government-issued IDs

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∎   bank and brokerage account information, including routing and account numbers

∎   national insurance number and tax identification number

∎   source of wealth, employment information, education history, number of dependents and income

∎   assets and liabilities

∎   investment strategy, experience, and activity

∎   risk tolerance and transaction history

∎   internet protocol address

∎   cookie identification

∎   information about your third-party representatives

The Personal Data collected about you will help us provide you with a better service and facilitate our business relationship.

∎   We may combine Personal Data that you provide to us with Personal Data that we collect from, or about you, in some circumstances.

∎   This will include Personal Data collected in an online or offline context.

4. Where do we obtain your Personal Data?	We collect, and have collected, Personal Data about you from a number of sources, including from you directly:

WHAT	HOW
1. Personal Data that you give us

∎   from the forms and any associated documentation that you complete when subscribing for shares and/or opening an account with us. This will include information about your name, address, date of birth, passport details or other national identifier, driving licence, your national insurance or social security number and income, employment information and details about your investment or retirement portfolio(s)

∎   when you provide it to us in correspondence and conversations

∎   when you make transactions with respect to the Fund

∎   when you purchase shares from us and/or tell us where to send money

2. Personal Data we obtain from others

∎   publicly available and accessible directories and sources

∎   bankruptcy registers

∎   tax authorities, including those that are based outside the United Kingdom and the EEA if you are subject to tax in another jurisdiction

∎   governmental and competent regulatory authorities to whom we have regulatory obligations

∎   credit agencies

∎   fraud prevention and detection agencies and organisations

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5. Why do we process your Personal Data?	We process your Personal Data for the following reasons:

WHY	HOW
1 Contract

It is necessary to perform our contract with you to:

∎   administer, manage and set up your investor account(s) to allow you to purchase your shares

∎   meet the resulting contractual obligations we have to you

∎   facilitate the continuation or termination of the contractual relationship between you and the Fund

∎   facilitate the transfer of funds, and administering and facilitating any other transaction, between you and the Fund

2 Compliance with law

It is necessary for compliance with an applicable legal or regulatory obligation to which we are subject to:

∎   undertake our client and investor due diligence, and on-boarding checks

∎   carry out verification, know your client (KYC), terrorist financing and anti-money laundering checks

∎   verify the identity and addresses of our investors (and, if applicable their beneficial owners)

∎   comply with requests from regulatory, governmental, tax and law enforcement authorities

∎   surveillance and investigation

∎   carry out audit checks

∎   maintain statutory registers

∎   prevent and detect fraud

∎   comply with sanctions laws

3 Our legitimate interests

For our legitimate interests or those of a third party to:

∎   manage and administer your shares and any related accounts on an ongoing basis

∎   assess and process any applications or requests made by you

∎   open, maintain or close accounts in connection with your investment in, or withdrawal from, the Fund

∎   send updates, information and notices or otherwise correspond with you in connection with your investment in the Fund

∎   address or investigate any complaints, claims, proceedings or disputes

∎   provide you with, and inform you about, our investment products and services

∎   monitor and improve our relationships with investors

∎   comply with applicable regulatory obligations

∎   manage our risk and operations

∎   comply with our accounting and tax reporting requirements

∎   comply with our audit requirements

∎   assist with internal compliance with our policies and process

∎   ensure appropriate group management and governance

∎   keep our internal records

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WHY	HOW

∎   prepare reports on incidents / accidents

∎   protect our business against fraud, breach of confidence, theft of proprietary materials, and other financial or business crimes (to the extent that this is not required of us by law)

∎   analyse and manage commercial risks

∎   seek professional advice, including legal advice

∎   enable any actual or proposed, assignee or transferee, participant or sub-participant of the Fund’s or Fund vehicles’ rights or obligations to evaluate proposed transactions

∎   facilitate business asset transactions involving the Fund or Fund-related vehicles

∎   monitor communications to/from us using our systems

∎   protect the security and integrity of our IT systems

We only rely on these interests where we have considered that, on balance, our legitimate interests are not overridden by your interests, fundamental rights or freedoms.

Monitoring as described at (3) above	We monitor communications where the law requires us to do so. We will also monitor where we are required to do so to comply with our regulatory rules and practices and, where we are permitted to do so, to protect our business and the security of our systems.
6. Who we share your Personal Data with	Your Personal Data will be shared with:

WHO	WHY
Fund associates	We share your Personal Data with our associates, related parties and members of our group. This is to: ∎ manage our relationship with you ∎ the purposes set out in this Data Privacy Notice
Fund Managers, Depositories, Administrators, Custodians, Investment Advisors

∎   delivering the services you require

∎   managing your investment

∎   supporting and administering investment-related activities

∎   complying with applicable investment laws and regulations

Fund specific details of these third parties can be found in the relevant offering documents you have been provided with

Tax Authorities

∎   to comply with applicable laws and regulations

∎   where required by EEA tax authorities (who, in turn, may share your Personal Data with foreign tax authorities)

∎   where required by foreign tax authorities, including outside of the EEA

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WHO	WHY
Service Providers	∎ delivering and facilitating the services needed to support our business relationship with you ∎ supporting and administering investment-related activities
Our lawyers, auditors and other professional advisors	∎ providing you with investment-related services ∎ to comply with applicable legal and regulatory requirements

In exceptional circumstances, we will share your Personal Data with:	∎ competent regulatory, prosecuting and other governmental agencies or litigation counterparties, in any country or territory ∎ organisations and agencies—where we are required to do so by law
7. Do you have to provide us with this Personal Data?

Unless otherwise indicated, you should assume that we require the Personal Data for business and/or compliance purposes.

Where we collect Personal Data from you that is purely voluntary and there are no implications for you if you do not wish to provide us with it, we will indicate as such.

Some of the Personal Data we request is necessary for us to perform our contract with you and if you do not wish to provide us with this Personal Data, it will affect our ability to provide our services to you and manage your investment.

8. Sending your Personal Data internationally

We will transfer your Personal Data to our group members, stockholders of the Fund and related parties, and to third party service providers outside of the EEA, which do not have similarly strict data protection and privacy laws.

Where we transfer Personal Data to other members of our group, or our service providers, we have put in place data transfer agreements and safeguards using European Commission approved terms.

Please contact us if you would like to know more about these agreements or receive a copy of them. Please see below for our contact details.

9. Consent—and your right to withdraw it

We do not generally rely on obtaining your consent to process your Personal Data.

If we do, you have the right to withdraw this consent at any time.

Please contact us or send us an email at GDPRqueries@blackstone.com at any time if you wish to do so.

10. Retention and deletion of your PersonalData

We keep your Personal Data for as long as it is required by us for our legitimate business purposes, to perform our contractual obligations, or where longer, such longer period as is required by law or regulatory obligations which apply to us.

∎   We will generally retain Personal Data about you throughout the life cycle of any investment you are involved in

∎   Some Personal Data will be retained after your relationship with us ends

As a general principle, we do not retain your Personal Data for longer than we need it.

We will usually delete your Personal Data (at the latest) after you cease to be a stockholder of the Fund and there is no longer any legal or regulatory requirement or other legitimate business purpose for retaining your Personal Data.

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11. Your rights

You have certain data protection rights, including:

∎   the right to access your Personal Data

∎   the right to restrict the use of your Personal Data

∎   the right to have incomplete or inaccurate Personal Data corrected

∎   the right to ask us to stop processing your Personal Data

∎   the right to require us to delete your Personal Data in some limited circumstances

From 25 May 2018, you also have the right in some circumstances to request for us to “port” your Personal Data in a portable, re-usable format to other organisations (where this is possible).

12. Concerns or queries

We take your concerns very seriously. We encourage you to bring it to our attention if you have any concerns about our processing your Personal Data.

This Data Privacy Notice was drafted with simplicity and clarity in mind. We are, of course, happy to provide any further information or explanation needed. Our contact details are below.

If you want to make a complaint, you can also contact the body regulating data protection in your country, where you live or work, or the location where the data protection issue arose. A list of the EU data protection authorities is available by clicking this link: http://ec.europa.eu/newsroom/article29/item-detail.cfm?item_id=612080.

13. Contact us	Please contact us if you have any questions about this Data Privacy Notice or the Personal Data we hold about you. Contact us by email at GDPRqueries@blackstone.com.

Contact us in writing using the address below:

Address	Blackstone Real Estate Income Fund 345 Park Avenue New York, NY 10154

14. Changes to this Data Privacy Notice	We keep this Data Privacy Notice under regular review. This Data Privacy Notice was last updated on 13 June 2018.

23

Blackstone Real Estate Income Fund II

Trustees

Michael B. Nash, Chairman

Benedict Aitkenhead

Edward H. D’Alelio

Michael Holland

Thomas W. Jasper

Investment Manager

Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

New York, New York 10154

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Jonathan Pollack, President and Chief Executive Officer

Anthony F. Marone, Jr., Chief Financial Officer and Treasurer

Leon Volchyok, Chief Legal Officer, Chief Compliance Officer and Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Real Estate Income Fund II for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can request a copy of the Feeder Funds II’s prospectus and statement of additional information without charge by calling the Feeder Funds II’s transfer agent at 1-855-890-7725.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, and Rule 23c-1 thereunder that from time to time Feeder Fund II may repurchase its common shares from its shareholders.

Additional information regarding the Funds is available at https://www.blackstone.com/ the-firm/asset-management/registered-funds.

Blackstone

Blackstone Real Estate Income Master Fund and Subsidiary

Semi-Annual Report For the Six Months Ended June 30, 2019

Beginning with the Fund’s shareholder report for the period ending December 31, 2020, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with Blackstone Advisory Partners L.P. (the “Distributor”) or the Fund may elect to receive shareholder reports and other communications from the Fund electronically by calling (888) 756-8443 to make such arrangements. For shareholders who hold accounts through an investment advisor, bank, or broker-dealer, please contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Distributor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling (888) 756-8443 to make such arrangements. For shareholders who hold accounts through an investment advisor, bank, or broker-dealer, please contact your financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. If your shares are held through a financial intermediary, your election to receive reports in paper will apply to all funds held with that financial intermediary.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments

June 30, 2019 (Unaudited)

Portfolio Composition	Percentage of Total Net Assets
Commercial Mortgage-Backed Securities	89.0%
Residential Mortgage-Backed Securities	28.3
Interest Only Commercial Mortgage-Backed Securities	10.7
High Yield Bonds & Notes	9.8
Bank Loan	7.5
Money Market Fund	4.2
Collateralized Debt Obligations	0.5
Common Stock	0.3
Purchased Options	0.0
Written Options	(0.0)
Securities Sold Short	(8.4)
Other Liabilities in Excess of Other Assets(1)	(41.9)

Total Investments	100.0%

(1)	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value

LONG-TERM INVESTMENTS — 146.1%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 89.0%
Ashford Hospitality Trust, Series 2018-ASHF, Class E, 1 mo. USD LIBOR + 3.10%, 5.49%, 04/15/35 (a),(b),(c)	$11,034,000	$11,118,823
Ashford Hospitality Trust,
Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 5.14%, 05/15/35 (a),(b),(c)	8,961,000	8,956,909
Series 2018-KEYS, Class E, 1 mo. USD LIBOR + 4.15%, 6.54%, 05/15/35 (a),(b)	5,897,000	5,894,890
BAMLL Re-REMIC Trust, Series 2014-FRR9, Class F, 1 mo. USD LIBOR + 20.15%, 6.54%, 12/26/46 (a),(b),(d)	22,162,790	22,373,049
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class D, 5.96%, 09/11/38 (a),(b),(d)	549,575	300,259
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class B, 5.66%, 10/12/41 (a),(b),(d)	2,410,255	2,279,960
BHMS Mortgage Trust, Series 2018-ATLS, Class E, 1 mo. USD LIBOR + 3.00%, 5.39%, 07/15/35 (a),(b),(c)	10,401,000	10,306,605
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class E, 4.50%, 10/15/34 (a),(b)	2,102,000	2,164,837
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class D, 3.00%, 06/15/50 (a),(c)	5,741,000	4,903,529
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class D, 5.04%, 09/10/45 (a),(b),(c)	3,923,000	3,886,799
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, 4.76%, 03/10/47 (a),(b),(d)	100,000	94,349
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class D, 3.25%, 12/10/49 (a)	1,208,000	1,097,084
Cold Finance plc,
Series 1, Class C, 3 mo. GBP LIBOR + 1.95%, 1.00%, 08/20/29 (b),(e)	£231,000	294,006
Series 1, Class D, 3 mo. GBP LIBOR + 2.50%, 1.00%, 08/20/29 (b),(e)	£761,000	968,564
Series 1, Class E, 3 mo. GBP LIBOR + 3.55%, 1.00%, 08/20/29 (b),(e)	£779,000	991,474
Colony American Finance Ltd., Series 2018 -1D, Class D, 4.92%, 06/15/51 (a)	$1,409,000	1,463,772
Commercial Mortgage Pass Through Certificates,
Series 2016-CR28, Class D, 4.05%, 02/10/49 (b),(c)	688,000	693,531
Series 2016-CR28, Class F, 3.25%, 02/10/49 (a),(c)	13,754,000	10,411,079
Series 2016-CR28, Class G, 3.25%, 02/10/49 (a),(d)	5,951,000	3,899,196
Series 2016-CR28, Class H, 3.25%, 02/10/49 (a),(d)	9,169,000	5,043,701
Series 2016-CR28, Class J, 3.25%, 02/10/49 (a),(d)	15,121,412	4,644,363
Commercial Mortgage Trust, Series 2005-C6, Class G, 5.90%, 06/10/44 (a),(b),(d)	1,124,479	1,136,358
Commercial Mortgage Trust, Series 2006-CD3 SEQ, Class AJ, 5.69%, 10/15/48 (d)	8,826,997	4,978,557

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust,
Series 2013-CR8, Class E, 4.00%, 06/10/46 (a),(b),(c)	$9,423,992	$8,823,147
Series 2013-CR8, Class F, 4.00%, 06/10/46 (a),(b),(d)	3,009,000	2,506,935
Commercial Mortgage Trust, Series 2013-LC13, Class D, 5.45%, 08/10/46 (a),(b),(c)	2,218,000	2,254,340
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 1 mo. USD LIBOR + 3.65%, 6.09%, 08/15/31 (a),(b),(d)	16,239,774	15,665,703
Series 2014-FL5, Class KH2, 1 mo. USD LIBOR + 4.50%, 6.94%, 08/15/31 (a),(b),(d)	10,529,031	9,455,411
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	4,395,000	3,888,133
Commercial Mortgage Trust,
Series 2014-UBS6, Class D, 4.10%, 12/10/47 (a),(b)	658,000	595,009
Series 2014-UBS6, Class E, 4.60%, 12/10/47 (a),(b),(c)	9,693,000	7,443,421
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (a),(d)	14,139,000	11,451,897
Series 2015-CR22, Class F, 3.00%, 03/10/48 (a),(d)	7,294,000	5,171,686
Commercial Mortgage Trust,
Series 2015-CR23, Class D, 4.39%, 05/10/48 (b)	958,000	947,607
Series 2015-CR23, Class E, 3.23%, 05/10/48 (a),(c),(d)	7,180,000	6,035,678
Series 2015-CR23, Class F, 4.39%, 05/10/48 (a),(b),(d)	1,170,000	806,567
Commercial Mortgage Trust, Series 2015-CR24, Class D, 3.46%, 08/10/48 (b),(c)	3,165,000	2,911,149
Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.95%, 08/10/48 (b),(c),(d)	5,975,000	5,134,341
Commercial Mortgage Trust, Series 2015-CR27, Class D, 3.62%, 10/10/48 (a),(b)	6,540,000	6,195,265
Commercial Mortgage Trust,
Series 2015-LC21, Class D, 4.44%, 07/10/48 (b),(c)	1,259,000	1,238,056
Series 2015-LC21, Class E, 3.25%, 07/10/48 (a),(c)	9,077,000	6,905,346
Commercial Mortgage Trust, Series 2016-CD1, Class D, 2.90%, 08/10/49 (a),(b),(c)	1,456,000	1,290,903
Commercial Mortgage Trust, Series 2016-COR1, Class D, 3.53%, 10/10/49 (a),(b),(c)	8,294,000	7,150,748
Commercial Mortgage Trust, Series 2016-DC2, Class D, 4.04%, 02/10/49 (a),(b)	877,000	791,392
Corevest American Finance Trust,
2017-2 SEQ, Class M, 5.62%, 12/25/27 (a),(d)	933,000	986,324
Series 2019-1, Class D, 4.82%, 03/15/52 (a),(d)	377,000	390,616
Series 2019-1, Class E, 5.49%, 03/15/52 (a),(d)	140,000	138,918
Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.85%, 06/15/39 (b),(d)	37,297	20,831
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class G, 5.10%, 08/15/38 (a),(b),(d)	4,961,000	4,872,827

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39 (d)	$4,295,847	$2,686,941
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class F, 3.50%, 11/15/48 (a),(b),(d)	5,842,000	4,656,402
Series 2015-C4, Class G, 3.50%, 11/15/48 (a),(b),(d)	5,786,000	3,506,085
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESD, 4.38%, 10/15/32 (a),(b),(c)	11,771,500	11,871,435
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class D, 2.75%, 04/15/51 (a),(b)	1,165,000	1,020,363
European Loan Conduit,
Series 31, Class D, 3 mo. EURIBOR + 4.50%, 2.30%, 10/26/28 (b),(c),(e)	€1,544,072	1,754,256
Series 31, Class E, 3 mo. EURIBOR + 3.25%, 3.25%, 10/26/28 (b),(c),(e)	€6,933,337	7,856,454
FREMF Mortgage Trust, Series 2016-K60, Class D, 0.00%, 12/25/49 (a),(d)	$41,179,337	24,060,444
FREMF Mortgage Trust, Series 2016-KF16, Class B, 1 mo. USD LIBOR + 6.64%, 9.07%, 03/25/26 (a),(b)	777,000	836,329
FREMF Mortgage Trust, Series 2016-KF25, Class B, 1 mo. USD LIBOR + 5.00%, 7.43%, 09/25/23 (a),(b)	2,272,719	2,390,004
FREMF Mortgage Trust, Series 2017-KGL1, Class BFL, 1 mo. USD LIBOR + 2.50%, 4.93%, 10/25/27 (a),(b),(c)	16,539,763	16,588,572
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.71%, 10/25/27 (a),(b),(c)	8,847,000	8,617,297
FREMF Mortgage Trust, Series 2018-K154, Class B, 4.16%, 11/25/32 (a),(b),(d)	4,468,000	4,162,910
FREMF Mortgage Trust, Series 2018-K155, Class B, 4.31%, 04/25/33 (a),(b)	2,849,000	2,697,589
FREMF Mortgage Trust, Series 2018-K156, Class B, 4.21%, 07/25/36 (a),(b)	3,132,000	2,885,104
FREMF Mortgage Trust, Series 2018-K158, Class B, 4.41%, 10/25/33 (a),(b)	4,177,000	3,951,642
FREMF Mortgage Trust, Series 2019-KC03, Class B, 4.51%, 01/25/26 (a),(b),(d)	1,960,000	2,007,680
FREMF Mortgage Trust, Series 2019-KF59, Class C, 1 mo. USD LIBOR + 6.00%, 8.43%, 02/25/29 (a),(b),(d)	69,792,000	70,552,705
FREMF Mortgage Trust, Series 2019-KL4L, Class BCR, 1 mo. USD LIBOR + 3.50%, 5.93%, 11/25/25 (a),(b),(d)	1,596,297	1,535,990
GCCFC Commercial Mortgage Trust, Series 2007-GG11, Class D, 6.18%, 12/10/49 (b),(d)	1,429,267	1,432,076
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class AJ, 5.94%, 11/10/45 (b),(d)	4,114,129	4,144,738
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AJ, 5.35%, 11/10/45 (b),(d)	1,067,310	696,492
GRACE Mortgage Trust, Series 2014-GRCE, Class G, 3.71%, 06/10/28 (a),(b),(c)	9,295,000	9,271,758

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2006-CC1, Class A, 5.42%, 03/21/46 (a),(b),(d)	$1,650,354	$1,446,775
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D, 3.38%, 05/10/50	5,107,000	4,728,056
GS Mortgage Securities Corp. II, Series 2017-SLP, Class E, 4.74%, 10/10/32 (a),(b)	11,131,000	11,131,155
GS Mortgage Securities Trust,
1.23%, 07/10/52 (b)	3,782,000	314,789
1.30%, 07/10/52 (a),(b)	1,000,000	101,479
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (d)	2,297,000	446,936
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 4.90%, 11/10/45 (a),(b),(c)	10,250,422	9,656,623
GS Mortgage Securities Trust,
Series 2014-GC20, Class C, 5.13%, 04/10/47 (b)	1,589,000	1,660,718
Series 2014-GC20, Class D, 5.13%, 04/10/47 (a),(b),(c),(d)	3,875,000	3,464,869
GS Mortgage Securities Trust, Series 2014-GC24, Class C, 4.67%, 09/10/47 (b)	843,000	793,148
GS Mortgage Securities Trust, Series 2016-GS2, Class D, 2.75%, 05/10/49 (a)	3,325,000	2,992,644
GS Mortgage Securities Trust, Series 2017-GS8, Class D, 2.70%, 11/10/50 (a),(c)	3,789,000	3,381,063
Hilton Orlando Trust, Series 2018-ORL, Class F, 1 mo. USD LIBOR + 3.65%, 6.04%, 12/15/34 (a),(b),(c)	8,321,000	8,385,586
Hilton USA Trust, Series 2016-HHV, Class F, 4.33%, 11/05/38 (a),(b),(c)	15,232,000	14,979,176
Home Partners of America Trust, Series 2017-1, Class F, 1 mo. USD LIBOR + 3.54%, 5.93%, 07/17/34 (a),(b),(d)	882,000	882,254
IMT Trust, Series 2017-APTS, Class FFX, 3.61%, 06/15/34 (a),(b),(d)	192,000	188,610
InTown Hotel Portfolio Trust, Series 2018-STAY, Class E, 1 mo. USD LIBOR + 3.10%, 5.49%, 01/15/33 (a),(b),(c)	13,602,000	13,545,962
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-MARG, Class E, 1 mo. USD LIBOR + 2.50%, 4.89%, 05/15/34 (a),(b)	1,086,000	1,085,748
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP1, Class G, 6.02%, 03/15/46 (a),(b),(d)	1,413,600	1,418,429
Series 2005-LDP1, Class H, 6.02%, 03/15/46 (a),(b),(d)	1,152,892	1,035,293
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9 SEQ, Class AJ, 5.41%, 05/15/47 (d)	23,285,868	26,974,349
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.46%, 01/15/49 (b),(c)	806,190	798,380
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class C, 1 mo. USD LIBOR + 3.03%, 5.42%, 11/15/31 (a),(b)	646,000	644,624

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class D, 3.94%, 08/15/49 (a),(b),(c)	$3,859,000	$3,674,287
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.60%, 08/15/49 (a),(b),(c)	1,413,000	1,286,701
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class D, 3.58%, 12/15/49 (a),(b),(c)	4,056,000	3,702,849
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-ASH8, Class E, 1 mo. USD LIBOR + 3.00%, 5.39%, 02/15/35 (a),(b),(c)	6,223,000	6,267,259
Series 2018-ASH8, Class F, 1 mo. USD LIBOR + 4.00%, 6.39%, 02/15/35 (a),(b),(c)	5,267,000	5,315,443
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class D, 5.05%, 01/15/47 (a),(b),(c)	2,052,000	2,118,311
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class D, 3.79%, 05/15/48 (b),(c),(d)	2,838,000	2,386,044
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class D, 3.91%, 07/15/48 (b),(c)	9,270,000	8,752,117
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class D, 4.27%, 08/15/48 (b)	602,000	561,114
Series 2015-C31, Class E, 4.77%, 08/15/48 (a),(b),(c)	4,934,000	3,715,675
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class D, 4.32%, 11/15/48 (b),(d)	3,055,000	2,730,700
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.22%, 12/15/49 (a),(b),(c)	1,305,000	1,166,320
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class J, 6.44%, 08/15/36 (a),(b),(d)	492,222	495,487
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class H, 5.97%, 02/15/40 (a),(b),(d)	598,230	599,954
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class F, 5.87%, 03/15/39 (b),(d)	2,652,206	2,605,583
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (c)	5,611,169	3,901,165
Lone Star Portfolio Trust, Series 2015-LSP, Class D, 1 mo. USD LIBOR + 4.25%, 6.64%, 09/15/28 (a),(b),(c)	1,656,105	1,671,636
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (a),(b),(c)	3,258,000	3,225,416
Magnolia Finance XI DAC,
Series 2018-2MGN, Class A, 3 mo. USD LIBOR + 4.25%, 3.25%, 02/18/20 (b),(c),(e)	€8,422,285	9,591,548
Series 2018-2MGN, Class B, 3 mo. USD LIBOR + 4.75%, 4.75%, 02/18/20 (b),(e)	€9,096,000	10,358,529
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class F, 5.30%, 08/12/39 (a),(b),(d)	$156,816	121,905
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.79%, 07/12/38 (b),(d)	6,105,791	6,198,004

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 5.87%, 06/12/50 (b),(d)	$1,085,460	$758,838
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJFL, 5.45%, 08/12/48 (a),(b),(d)	2,728,130	1,912,692
ML-CFC Commercial Mortgage Trust, Series 2007-5 SEQ, Class AJ, 5.45%, 08/12/48 (b),(d)	3,096,818	2,171,179
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(c)	3,442,000	3,376,122
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 5.07%, 04/15/47 (a),(b),(c)	4,000,000	3,946,107
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class LNC4, 4.75%, 12/15/46 (a),(c)	6,528,521	6,753,272
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.38%, 04/15/48 (a),(b),(d)	5,586,000	5,142,593
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D, 2.70%, 11/15/52 (a)	688,000	579,472
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class F, 5.81%, 09/15/42 (a),(b),(d)	2,389,120	2,385,195
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class F, 5.92%, 07/12/44 (b),(d)	3,524,371	3,021,006
Morgan Stanley Capital I Trust, Series 2006-T23, Class E, 6.34%, 08/12/41 (a),(b),(d)	1,328,000	1,278,034
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class B, 6.15%, 06/11/49 (a),(b),(d)	5,943,420	5,962,656
Morgan Stanley Capital I Trust, Series 2016-UB11, Class D, 3.50%, 08/15/49 (a),(b),(c)	2,077,000	1,930,467
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class F, 3.92%, 11/15/32 (a),(b)	8,278,000	8,137,061
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class WAN1, 1 mo. USD LIBOR + 2.75%, 5.19%, 06/15/35 (a),(b),(d)	311,000	309,175
Series 2018-FL1, Class WAN2, 1 mo. USD LIBOR + 3.75%, 6.19%, 06/15/35 (a),(b),(d)	750,000	742,183
Natixis Commercial Mortgage Securities Trust, Series 2018-RIVA, Class E, 1 mo. USD LIBOR + 2.74%, 5.14%, 02/15/33 (a),(b),(c)	2,619,000	2,604,004
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 5.08%, 04/15/32 (a),(b)	657,000	655,498
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class DD, 3.50%, 04/15/38 (a),(d)	487,000	463,995
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (a),(d)	100,000	96,835
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (a),(d)	347,000	347,401
Series RR Trust, 0.00%, 04/26/48 (d)	1,199,000	895,453
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 5.00%, 10/10/48 (a),(b),(d)	1,866,000	1,806,504

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 3.00%, 5.39%, 01/15/35 (a),(b),(d)	$1,692,000	$1,700,008
STACR Trust, 4.66%, 02/25/49 (a),(b),(d)	745,000	748,137
Taurus,
Series 2018-IT1, Class D, 3 mo. EURIBOR + 3.35%, 3.35%, 05/18/30 (b),(c)	€1,473,158	1,637,870
Series 2018-IT1, Class E, 3 mo. EURIBOR + 4.50%, 4.50%, 05/18/30 (b),(c)	€1,473,158	1,621,197
Taurus, Series 2017-UK2, Class E, 3 mo. GBP LIBOR + 3.65%, 4.45%, 11/17/27 (b),(e)	£2,812,254	3,554,069
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 1 mo. USD LIBOR + 3.18%, 5.60%, 11/11/34 (a),(b),(c)	$8,971,639	9,001,577
Tricon American Homes Trust, Series 2017-SFR1, Class F, 5.15%, 09/17/34 (a),(d)	2,047,000	2,108,829
UBS Commercial Mortgage Trust, Series 2018-C11, Class D, 3.00%, 06/15/51 (a),(b)	2,492,000	2,042,832
VNDO Mortgage Trust, Series 2016-350P, Class E, 4.03%, 01/10/35 (a),(b),(c)	4,939,000	4,910,561
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class D, 3.59%, 02/15/48 (a)	1,453,000	1,362,125
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class D, 4.37%, 06/15/48 (b),(c),(d)	4,204,000	3,872,946
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class D, 4.65%, 09/15/58 (a),(b),(d)	116,000	115,956
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class E, 2.63%, 04/15/50 (a),(c)	1,106,000	813,872
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class D, 3.21%, 10/15/49 (a),(c),(d)	6,075,000	5,424,736
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class D, 3.14%, 12/15/59 (a),(c)	5,964,000	5,087,946
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class D, 4.85%, 12/15/46 (a),(b),(c)	2,106,000	2,104,639
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class D, 4.23%, 03/15/47 (a),(d)	362,000	338,871
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class D, 4.06%, 09/15/57 (a),(b),(c)	1,588,000	1,344,627
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.80%, 11/15/47 (a),(b)	613,000	572,179
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.72%, 11/10/36 (a),(b)	10,080,000	9,391,901

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $668,550,288)		713,690,543

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 28.3%
Civic Mortgage LLC, Series 2018-1, Class A2, 4.86%, 06/25/22 (a),(b),(d)	$199,568	$199,541
Credit Suisse European Mortgage Capital Ltd.,
Series 2015-1HWA, Class AX, 0.25%, 04/20/20 (a),(b),(f)	€106,724,502	115,461
Series 2015-1HWA, Class A, 3 mo. EURIBOR + 2.75%, 2.75%, 04/20/20 (a),(b),(c)	€106,724,502	121,427,696
Deephave Residential Mortgage Trust,
Series 2019-2A, Class B1, 4.72%, 04/25/59 (a),(b),(d)	$3,082,000	3,141,118
Series 2019-2A, Class B2, 5.79%, 04/25/59 (a),(b),(d)	2,947,000	3,001,283
Federal Home Loan Mortgage Corp., Series 2017-HRP1, Class B1, 1 mo. USD LIBOR + 4.60%, 7.00%, 12/25/42 (b),(d)	1,419,000	1,531,386
Federal Home Loan Mortgage Corp.,
Series 2018-SPI2, Class M2A, 3.82%, 05/25/48 (a),(b),(d)	3,823,000	3,842,263
Series 2018-SPI2, Class M2B, 3.82%, 05/25/48 (a),(b),(d)	3,823,000	3,578,027
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class M2, 4.46%, 11/25/48 (a),(b),(d)	1,334,000	1,313,176
Federal National Mortgage Association, Series 2018-C04, Class 2M2, 1 mo. USD LIBOR + 2.55%, 4.95%, 12/25/30 (b),(d)	5,117,000	5,197,383
Homeward Opportunities Fund, Series 2019-HOF, 4.80%, 01/25/59 (a),(b),(d)	2,256,000	2,283,307
JEPSON,
Series 2019-1, Class D, 1 mo. EURIBOR + 1.50%, 1.10%, 11/24/57 (b)	€1,616,000	1,803,641
Series 2019-1, Class E, 1 mo. EURIBOR + 1.50%, 1.10%, 11/24/57 (b)	€1,515,000	1,634,888
LHOME Mortgage Trust, Series 2019-RTL1, Class M, 6.90%, 10/25/23 (a),(d)	$1,484,000	1,490,423
LHOME Mortgage Trust, Series 2019-RTL1 SEQ, Class A2, 4.95%, 10/25/23 (a),(b),(d)	2,353,000	2,377,805
Mulcair Securities DAC,
Series 1 SEQ, Class D, 1 mo. USD LIBOR + 1.50%, 1.20%, 04/24/71 (b),(e)	€1,509,000	1,673,205
Series 1 SEQ, Class E, 1 mo. USD LIBOR + 1.50%, 1.20%, 04/24/71 (b),(e)	€802,000	882,646
New Residential Mortgage LLC,
Series 2018-FNT2, Class E, 5.12%, 07/25/54 (a),(d)	$3,427,982	3,472,725
Series 2018-FNT2, Class F, 5.95%, 07/25/54 (a),(d)	4,469,004	4,549,998
New Residential Mortgage Loan, Series 2019-NQM2, Class B1, 12 mo. USD LIBOR + 2.70%, 5.21%, 04/25/49 (a),(b),(d)	647,000	667,291
Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A2, 5.00%, 11/25/22 (a),(b),(d)	5,701,000	5,646,742
Preston Ridge Partners Mortgage LLC, Series 2018-1A, Class A2, 5.00%, 04/25/23 (a),(b),(d)	2,173,000	2,162,713

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
PRPM LLC, Series 2018-2A, Class A2, 5.00%, 08/25/23 (a),(b),(d)	$719,000	$715,819
PRPM LLC, Series 2019-2A, Class A2, 5.44%, 04/25/24 (a),(b),(d)	2,227,000	2,242,458
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class M, 4.75%, 11/25/57 (d)	5,459,000	5,320,220
Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 07/25/58 (a),(b),(d)	6,152,000	6,016,901
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 08/25/58 (a),(b),(d)	1,438,000	1,365,202
Spruce Hill Mortgage Loan Trust, Series 2019-SH1, Class B2, 6.18%, 04/29/49 (a),(b),(d)	2,598,000	2,608,759
Spruce Hill Mortgage Loan Trust, Series 2018-SH1, Class B1, 4.99%, 04/29/49 (a),(b),(d)	1,972,000	1,991,495
STACR Trust, Series 2018-HRP1, Class B1, 1 mo. USD LIBOR + 3.75%, 6.15%, 04/25/43 (a),(b),(d)	6,613,000	6,808,210
Starwood Mortgage Residential, Series 2019-IMC1, Class B1, 5.05%, 02/25/49 (a),(b),(d)	917,000	942,706
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class B1, 5.29%, 03/25/48 (a),(b),(d)	6,790,000	6,967,427
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class B1, 5.67%, 10/25/48 (a),(b),(d)	6,509,000	6,791,332
Trinidad Mortgage Securities PLC,
Series 2018-1, Class C, 1 mo. USD LIBOR + 1.60%, 2.42%, 01/24/59 (b),(e)	£2,113,299	2,652,317
Series 2018-1, Class D, 2.82%, 01/24/59 (b)	£2,651,295	3,320,200
Series 2018-1, Class E, 1 mo. USD LIBOR + 2.65%, 3.47%, 01/24/59 (b),(e)	£2,082,710	2,587,635
Verus Securitization Trust, Series 2019-1, Class B1, 5.31%, 02/25/59 (a),(b),(d)	$1,980,000	2,021,414
Verus Securitization Trust, Series 2019-INV1 SEQ, Class B1, 4.99%, 12/25/59 (a),(d)	267,000	269,348
VOLT LXII LLC, Series 2017-NPL9 SEQ, Class A2, 4.63%, 09/25/47 (a),(b),(d)	2,773,000	2,749,969

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (COST $231,073,176)		227,364,130

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.7%
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class XA, 0.97%, 10/15/34 (a),(b),(d),(f)	508,000	12,862
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class XA, 1.52%, 02/10/48 (b),(d),(f)	5,568,047	325,765
Commercial Mortgage Trust, Series 2010-C1, Class XWA, 2.08%, 07/10/46 (a),(b),(d),(f)	1,137,440	14,347
Core Industrial Trust, Series 2015-TEXW, Class XB, 0.42%, 02/10/34 (a),(b),(d),(f)	21,920,000	152,701

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class XA, 0.96%, 08/15/48 (b),(d),(f)	$26,779,200	$879,483
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESX, 0.20%, 10/15/32 (a),(b),(d),(f)	92,814,500	375,425
DBJPM Mortgage Trust, Series 2016-SFC, Class XA, 0.59%, 08/10/36 (a),(b),(d),(f)	9,315,000	299,954
Federal Home Loan Mortgage Corp.,
Series 2019-ML05, Class XCA, 0.25%, 11/25/33 (b),(d),(f)	23,246,750	521,806
Series 2019-ML05, Class XUS, 0.47%, 01/25/36 (b),(d),(f)	20,729,105	914,811
Federal Home Loan Mortgage Corp., Series K-1510, Class X3, 3.40%, 01/25/37 (b),(d),(f)	11,429,217	4,007,542
Federal Home Loan Mortgage Corp., Series K049, Class X3, 1.60%, 10/25/43 (b),(d),(f)	831,000	67,661
Federal Home Loan Mortgage Corp., Series K055, Class X3, 1.70%, 04/25/44 (b),(c),(f)	74,288,237	7,096,005
Federal Home Loan Mortgage Corp., Series K061, Class X1, 0.30%, 11/25/26 (b),(d),(f)	54,122,681	710,772
Federal Home Loan Mortgage Corp., Series K062, Class X3, 2.14%, 01/25/45 (b),(c),(f)	62,239,053	8,201,632
Federal Home Loan Mortgage Corp., Series K063, Class X3, 2.15%, 02/25/27 (b),(c),(f)	50,356,435	6,698,665
Federal Home Loan Mortgage Corp., Series K071, Class X1, 0.42%, 11/25/27 (b),(d),(f)	181,955,569	4,022,292
Federal Home Loan Mortgage Corp., Series K077, Class X3, 2.30%, 05/25/28 (b),(d),(f)	16,484,809	2,668,393
Federal Home Loan Mortgage Corp., Series K079, Class X3, 2.33%, 07/25/46 (b),(d),(f)	9,630,000	1,603,737
Federal Home Loan Mortgage Corp., Series K083, Class X3, 2.37%, 10/25/28 (b),(d),(f)	26,880,916	4,636,243
Federal Home Loan Mortgage Corp., Series K089, Class X3, 2.37%, 01/25/46 (b),(d),(f)	6,715,000	1,205,030
Federal Home Loan Mortgage Corp., Series K151, Class X1, 0.56%, 04/25/30 (b),(d),(f)	68,398,186	2,264,698
Federal Home Loan Mortgage Corp., Series K154, Class X1, 0.45%, 11/25/32 (b),(d),(f)	62,593,872	1,931,841
Federal Home Loan Mortgage Corp.,
Series K157, Class X1, 0.16%, 08/25/33 (b),(c),(f)	434,149,873	2,989,035
Series K157, Class X3, 3.34%, 09/25/33 (b),(d),(f)	9,502,000	3,085,925
Federal Home Loan Mortgage Corp., Series K158, Class X3, 3.31%, 11/25/33 (b),(d),(f)	9,656,562	3,146,018
Federal Home Loan Mortgage Corp., Series K159, Class X3, 3.38%, 11/25/33 (b),(d),(f)	2,505,000	832,035
Federal Home Loan Mortgage Corp., Series KBX1, Class X1, 0.20%, 01/25/26 (b),(d),(f)	667,207,000	4,478,560
Federal Home Loan Mortgage Corp., Series KC02, Class X3, 3.16%, 08/25/25 (b),(d),(f)	9,652,000	1,416,588

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount		Value
Federal Home Loan Mortgage Corp., Series KC04, Class X1, 1.25%, 12/25/26 (b),(d),(f)		$26,319,000	$1,827,402
Federal Home Loan Mortgage Corp., Series KG01, Class X3, 3.12%, 05/25/29 (b),(d),(f)		1,961,000	480,326
Federal Home Loan Mortgage Corp., Series KLU1, Class X3, 3.97%, 01/25/31 (b),(c),(f)		7,523,000	1,622,210
Federal Home Loan Mortgage Corp., Series KW01, Class X3, 4.20%, 03/25/29 (b),(c),(f)		9,077,000	2,038,571
Federal Home Loan Mortgage Corp., Series KW08, Class X3, 3.29%, 10/25/31 (b),(d),(f)		6,658,000	1,583,950
FREMF Mortgage Trust,
Series 2016-K60, Class X2A, 0.10%, 12/25/49 (a),(c),(f)		847,100,883	4,093,700
Series 2016-K60, Class X2B, 0.10%, 12/25/49 (a),(d),(f)		218,008,797	1,115,115
GS Mortgage Securities Corp. II, Series 2017-SLP, Class XB, 0.61%, 10/10/32 (a),(b),(d),(f)		35,804,000	529,559
GS Mortgage Securities Corp. Trust, Series 2014-GC20, Class XA, 1.23%, 04/10/47 (b),(d),(f)		5,239,393	186,136
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class XCP, 0.78%, 01/15/25 (a),(b),(d),(f)		92,471,000	379,694
Natixis Commercial Mortgage Securities Trust, Series 2019-NEMA, Class X, 0.66%, 02/15/39 (a),(b),(f)		34,399,000	1,582,055
Real Estate Asset Liquidity Trust, Series 2019-1A, Class X, 1.42%, 06/12/54 (b),(f)	C$	84,760,000	4,926,555
TMSQ Mortgage Trust, Series 2014-1500, Class XA, 0.28%, 10/10/36 (a),(b),(d),(f)		$45,653,000	432,959

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $85,255,926)			85,358,058

COLLATERALIZED DEBT OBLIGATIONS — 0.5%
Nomura CRE CDO Ltd.,
Series 2007-2A, Class D, 3 mo. USD LIBOR + 0.45%, 2.97%, 05/21/42 (a),(b),(d)		6,873,584	4,039,296
Series 2007-2A, Class E, 3 mo. USD LIBOR + 0.50%, 3.02%, 05/21/42 (a),(b),(d),(g)		5,728,024	15,752
Series 2007-2A, Class F, 3 mo. USD LIBOR + 0.60%, 3.12%, 05/21/42 (a),(b),(d),(g)		7,813,648	21,488

TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $4,245,697)			4,076,536

BANK LOAN — 7.5%
Agro Merchants NAI Holdings LLC, 2017 1st Lien Term Loan B, 3 mo. LIBOR + 3.75%, 6.08%, 12/06/24 (b)		3,656,389	3,628,966
Apollo Commercial Real Estate Finance, Inc, Term Loan B, 1 mo. LIBOR + 2.75%, 5.14%, 05/15/26 (b)		2,114,000	2,099,466

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Bulldog Purchaser Inc., 2018 Delayed Draw Term Loan, 1 mo. LIBOR + 3.75%, 3.75%, 09/05/25 (b)	$36,000	$35,505
Bulldog Purchaser Inc., 2018 Term Loan, 1 mo. LIBOR + 3.75%, 6.15%, 09/05/25 (b)	13,850,325	13,659,883
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 6.58%, 03/29/24 (b)	25,283,527	24,525,022
Invitation Homes Operating Partnership LP, Term Loan A, 1 mo. LIBOR + 1.70%, 4.10%, 02/06/22 (b)	9,409,000	9,173,775
NMI Holdings, Inc., 2018 Term Loan B, 6 mo. LIBOR + 4.75%, 6.95%, 05/17/23 (b)	5,015,623	5,003,084
Walker & Dunlop, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.25%, 4.65%, 11/07/25 (b)	1,695,480	1,691,241

TOTAL BANK LOAN (COST $60,424,568)		59,816,942

HIGH YIELD BONDS & NOTES — 9.8%
CPUK Finance Ltd.,
4.25%, 02/28/47 (e)	£19,660,000	25,079,070
4.88%, 02/28/47 (e)	£7,514,000	9,594,357
Diamond Resorts International, Inc., 7.75%, 09/01/23 (a),(c),(d)	$10,512,000	10,830,592
ESH Hospitality, Inc., 5.250% - 01 May 2025, 5.25%, 05/01/25 (a),(d)	100,000	102,375
Forestar Group, Inc., 8.00%, 04/15/24 (a),(d)	999,000	1,050,521
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (a),(d)	378,000	385,560
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30 (a),(d)	499,000	514,568
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/24 (c)	10,764,000	11,472,911
Kennedy-Wilson, Inc., 5.88%, 04/01/24 (d)	7,339,000	7,501,920
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/01/25 (a),(d)	180,000	180,731
LGI Homes, Inc., 6.88%, 07/15/26 (a),(d)	2,898,000	2,963,205
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 09/15/26 (c)	3,228,000	3,445,890
Newmark Group, Inc., 6.13%, 11/15/23 (c),(d)	4,025,000	4,256,996
Senior Housing Properties Trust, 4.75%, 02/15/28 (d)	1,534,000	1,476,909

TOTAL HIGH YIELD BONDS & NOTES (COST $77,040,813)		78,855,605

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value

COMMON STOCK — 0.3%
Specialty Finance — 0.3%
Redwood Trust, Inc. (d)	79,028	$1,306,333
TPG RE Finance Trust, Inc. (d)	73,849	1,424,547

TOTAL SPECIALTY FINANCE (COST $2,709,817)		2,730,880

TOTAL COMMON STOCK (COST $2,709,817)		2,730,880

TOTAL LONG-TERM INVESTMENTS (COST $1,129,300,285)		1,171,892,694

	Principal Amount	Value

SHORT-TERM INVESTMENT — 4.2%
MONEY MARKET FUND — 4.2%
JP Morgan U.S. Treasury Money Market Plus Fund, Institutional Class, 2.22% (h)	$33,428,990	33,428,990

TOTAL SHORT-TERM INVESTMENTS (COST $33,428,990)		33,428,990

PURCHASED OPTIONS — 0.0%

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Put Options — 0.0%
iShares iBoxx High Yield Corp.	83.00 USD	09/20/19	657	5,727,726	$38,730	$20,367	$(18,363)
iShares iBoxx High Yield Corp.	84.00 USD	08/16/19	2,117	18,456,006	127,020	42,340	(84,680)
iShares iBoxx High Yield Corp.	84.00 USD	09/20/19	1,241	10,819,038	110,536	57,086	(53,450)

TOTAL EXCHANGE-TRADED PUT OPTIONS					$276,286	$119,793	$(156,493)

Exchange-Traded Call Options — 0.0%
CBOE Volatility Index	20.00 USD	07/17/19	1,825	2,752,100	$208,050	$82,125	$(125,925)
CBOE Volatility Index	20.00 USD	08/21/19	1,241	1,871,428	135,269	134,028	(1,241)

TOTAL EXCHANGE-TRADED CALL OPTIONS					$343,319	$216,153	$(127,166)

TOTAL PURCHASED OPTIONS					$619,605	$335,946	$(283,659)

TOTAL INVESTMENTS IN SECURITIES — 150.3% (COST $1,163,348,880)							$1,205,657,630

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value

SECURITIES SOLD SHORT — (8.4)%
FOREIGN GOVERNMENT OBLIGATIONS — (3.8)%
Canadian Government Bond, 1.00%, 09/01/22	$6,332,000	$(4,782,665)
United Kingdom Gilt, 0.50%, 07/22/22 (e)	£17,237,000	(21,898,484)
United Kingdom Gilt, 2.00%, 09/07/25 (e)	£3,117,000	(4,294,642)

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (PROCEEDS $30,926,827)		(30,975,791)

U.S. TREASURY NOTES — (4.6)%
U.S. Treasury Notes, 2.25%, 08/15/27	$19,000,000	(19,451,250)
U.S. Treasury Notes, 2.88%, 05/15/28	16,000,000	(17,175,000)

TOTAL U.S. TREASURY NOTES (PROCEEDS $34,524,402)		(36,626,250)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $65,451,229)		(67,602,041)

Other Assets and Liabilities (i) — (41.9)%		(335,271,078)

Net Assets — 100.0%		$802,784,511

Footnote Legend:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration. At June 30, 2019, the total value of Rule 144A securities was $806,460,800, representing 100.46% of the Fund’s net assets. Commercial Mortgage-Backed Securities and Residential Mortgage-Backed Securities are typically sold in Rule 144A offerings.

(b)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of June 30, 2019.

(c)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(d)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(e)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(h)	Rate disclosed, the 7 day net yield, is as of June 30, 2019.
(i)	Assets, other than investments in securities, less liabilities other than securities sold short.

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Options Written Contracts Outstanding at June 30, 2019

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

EXCHANGE-TRADED PUT OPTIONS WRITTEN — (0.0)%
iShares iBoxx High Yield Corp.	80.00 USD	09/20/19	1,241	(10,819,038)	$(35,257)	$(19,856)	$15,401

TOTAL EXCHANGE-TRADED PUT OPTIONS WRITTEN					$(35,257)	$(19,856)	$15,401

Exchange-Traded Call Options Written
CBOE Volatility Index	35.00 USD	07/17/19	1,825	(2,752,100)	$(58,399)	$(14,600)	$43,799
CBOE Volatility Index	35.00 USD	08/21/19	1,241	(1,871,428)	(27,302)	(27,302)	—

TOTAL EXCHANGE-TRADED CALL OPTIONS WRITTEN					$(85,701)	$(41,902)	$43,799

TOTAL WRITTEN OPTIONS					$(120,958)	$(61,758)	$59,200

At June 30, 2019, the Consolidated Master Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Bulldog Purchaser Inc., 2018 Delayed Draw Term Loan	657,072	648,037	(3,129)

Reverse Repurchase Agreements Outstanding at June 30, 2019

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Citigroup Global Markets	3.17%	05/31/19	08/29/19	$5,326,000	$5,340,547
Citigroup Global Markets	3.17%	05/31/19	08/29/19	6,190,000	6,206,906
Citigroup Global Markets	3.17%	05/31/19	08/29/19	5,034,000	5,047,749
Citigroup Global Markets	3.17%	05/31/19	08/29/19	2,239,000	2,245,115
Citigroup Global Markets	3.08%	06/14/19	09/12/19	1,213,000	1,214,763
Citigroup Global Markets	3.17%	05/31/19	08/29/19	1,498,000	1,502,091
Deutsche Bank AG	3.58%	04/11/19	07/11/19	1,547,000	1,559,466
Deutsche Bank AG	3.58%	04/11/19	07/11/19	4,481,000	4,517,108
Deutsche Bank AG	3.23%	06/26/19	07/11/19	1,014,000	1,014,455
Deutsche Bank AG	3.58%	04/11/19	07/11/19	698,000	703,624
Deutsche Bank AG	3.23%	06/26/19	07/11/19	424,000	424,190
Deutsche Bank AG	3.42%	05/21/19	07/11/19	661,000	663,576
Deutsche Bank AG	3.58%	04/11/19	07/11/19	4,074,000	4,106,828
Deutsche Bank AG	3.58%	04/11/19	07/11/19	534,000	538,303
Deutsche Bank AG	3.23%	06/26/19	07/11/19	594,000	594,267
Deutsche Bank AG	3.58%	04/11/19	07/11/19	690,000	695,560
Deutsche Bank AG	3.37%	06/06/19	11/07/19	1,835,000	1,839,300

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Deutsche Bank AG	3.58%	04/11/19	07/11/19	$758,000	$764,108
Deutsche Bank AG	3.58%	04/11/19	07/11/19	2,119,000	2,136,075
Deutsche Bank AG	3.58%	04/11/19	07/11/19	1,799,000	1,813,496
Deutsche Bank AG	3.58%	04/11/19	07/11/19	1,677,000	1,690,513
Deutsche Bank AG	3.58%	04/11/19	07/11/19	1,801,000	1,815,512
Deutsche Bank AG	3.58%	04/11/19	07/11/19	2,456,000	2,475,790
Deutsche Bank AG	3.23%	06/26/19	07/11/19	1,218,000	1,218,547
Deutsche Bank AG	3.42%	05/21/19	07/11/19	575,000	577,241
Deutsche Bank AG	3.58%	04/11/19	07/11/19	2,949,000	2,972,763
Deutsche Bank AG	3.58%	04/11/19	07/11/19	1,913,000	1,928,415
Deutsche Bank AG	3.58%	04/11/19	07/11/19	8,905,000	8,976,756
Deutsche Bank AG	3.37%	06/06/19	11/07/19	1,559,000	1,562,653
Deutsche Bank AG	3.23%	06/26/19	07/11/19	382,000	382,172
Deutsche Bank AG	3.58%	04/11/19	07/11/19	1,653,000	1,666,320
Deutsche Bank AG	3.23%	06/26/19	07/11/19	512,000	512,230
Deutsche Bank AG	3.23%	06/26/19	07/11/19	869,000	869,390
Deutsche Bank AG	3.58%	04/11/19	07/11/19	359,000	361,893
Deutsche Bank AG	3.58%	04/11/19	07/11/19	703,000	708,665
Deutsche Bank AG	3.58%	04/11/19	07/11/19	2,459,000	2,478,814
Deutsche Bank AG	3.23%	06/26/19	07/11/19	410,000	410,184
Deutsche Bank AG	3.58%	04/11/19	07/11/19	5,834,000	5,881,010
Deutsche Bank AG	3.23%	06/26/19	07/11/19	1,262,000	1,262,567
Deutsche Bank AG	3.42%	05/21/19	07/11/19	492,000	493,917
Deutsche Bank AG	3.58%	04/11/19	07/11/19	894,000	901,204
Deutsche Bank AG	3.58%	04/11/19	07/11/19	1,230,000	1,239,911
Deutsche Bank AG	3.23%	06/26/19	07/11/19	961,000	961,432
Deutsche Bank AG	3.23%	06/26/19	07/11/19	397,000	397,178
Deutsche Bank AG	3.58%	04/11/19	07/11/19	6,010,000	6,058,428
Morgan Stanley Bank, N.A.	3.64%	05/07/19	08/06/19	8,009,000	8,053,479
Morgan Stanley Bank, N.A.	3.54%	05/07/19	08/06/19	3,526,000	3,545,044
Morgan Stanley Bank, N.A.	3.64%	05/07/19	08/06/19	6,210,000	6,244,488
Morgan Stanley Bank, N.A.	3.59%	05/07/19	08/06/19	2,011,000	2,022,015
Morgan Stanley Bank, N.A.	3.61%	04/08/19	07/08/19	7,119,000	7,178,943
Morgan Stanley Bank, N.A.	3.66%	06/14/19	07/08/19	9,116,000	9,131,750
Morgan Stanley Bank, N.A.	3.61%	04/08/19	07/08/19	10,447,000	10,534,965
Morgan Stanley Bank, N.A.	3.61%	04/08/19	07/08/19	2,690,000	2,712,650
Morgan Stanley Bank, N.A.	3.54%	05/07/19	08/06/19	2,513,000	2,526,572
Morgan Stanley Bank, N.A.	3.67%	05/07/19	08/06/19	3,773,000	3,794,127
Morgan Stanley Bank, N.A.	3.64%	05/07/19	08/06/19	2,460,000	2,473,662
Morgan Stanley Bank, N.A.	3.64%	05/07/19	08/06/19	2,148,000	2,159,929
RBC (Barbados) Trading Bank Corporation	3.57%	05/15/19	08/15/19	8,237,000	8,275,370
RBC (Barbados) Trading Bank Corporation	3.52%	05/15/19	08/15/19	3,189,000	3,203,647

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
RBC (Barbados) Trading Bank Corporation	3.52%	05/15/19	08/15/19	$2,392,000	$2,402,986
RBC (Barbados) Trading Bank Corporation	3.63%	05/01/19	08/01/19	871,000	876,356
RBC (Barbados) Trading Bank Corporation	3.59%	04/17/19	07/17/19	2,892,000	2,913,618
RBC (Barbados) Trading Bank Corporation	3.59%	04/17/19	07/17/19	1,669,000	1,681,476
RBC (Barbados) Trading Bank Corporation	3.58%	05/01/19	08/01/19	2,917,000	2,934,690
RBC (Barbados) Trading Bank Corporation	3.64%	04/17/19	07/17/19	4,966,000	5,003,638
RBC (Barbados) Trading Bank Corporation	3.59%	04/17/19	07/17/19	3,598,000	3,624,895
RBC (Barbados) Trading Bank Corporation	3.63%	05/01/19	08/01/19	864,000	869,313
RBC (Barbados) Trading Bank Corporation	3.64%	04/17/19	07/17/19	4,726,000	4,761,819
RBC (Barbados) Trading Bank Corporation	3.64%	04/17/19	07/17/19	476,000	479,608
RBC (Barbados) Trading Bank Corporation	3.33%	05/01/19	08/01/19	4,922,000	4,949,764
RBC (Barbados) Trading Bank Corporation	3.63%	05/01/19	08/01/19	12,428,000	12,504,422
RBC (Barbados) Trading Bank Corporation	3.54%	04/17/19	07/17/19	6,398,000	6,445,159
RBC (Barbados) Trading Bank Corporation	3.57%	05/15/19	08/15/19	6,796,000	6,827,657
RBC (Barbados) Trading Bank Corporation	3.63%	05/01/19	08/01/19	6,277,000	6,315,598
RBC (Barbados) Trading Bank Corporation	3.59%	04/17/19	07/17/19	2,109,000	2,124,765
RBC (Barbados) Trading Bank Corporation	3.29%	04/17/19	07/17/19	5,987,000	6,028,011
RBC (Barbados) Trading Bank Corporation	3.20%	06/04/19	09/04/19	1,333,000	1,336,202
RBC (Barbados) Trading Bank Corporation	3.27%	05/06/19	08/02/19	1,775,000	1,784,015
RBC (Barbados) Trading Bank Corporation	3.64%	04/17/19	07/17/19	1,443,000	1,453,937
RBC (Barbados) Trading Bank Corporation	3.63%	05/01/19	08/01/19	1,513,000	1,522,304
RBC (Barbados) Trading Bank Corporation	3.58%	05/01/19	08/01/19	880,000	885,337

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
RBC (Barbados) Trading Bank Corporation	3.63%	05/01/19	08/01/19	$883,000	$888,430
RBC (Barbados) Trading Bank Corporation	3.57%	05/15/19	08/15/19	4,666,000	4,687,735
RBC (Barbados) Trading Bank Corporation	3.63%	05/01/19	08/01/19	794,000	798,882
RBC (Barbados) Trading Bank Corporation	3.69%	04/17/19	07/17/19	3,101,000	3,124,826
RBC (Barbados) Trading Bank Corporation	3.64%	04/17/19	07/17/19	2,364,000	2,381,917
RBC (Barbados) Trading Bank Corporation	3.64%	04/17/19	07/17/19	2,527,000	2,546,153
RBC (Barbados) Trading Bank Corporation	3.57%	05/15/19	08/15/19	4,781,000	4,803,271
RBC (Barbados) Trading Bank Corporation	3.63%	05/01/19	08/01/19	1,343,000	1,351,258
RBC (Barbados) Trading Bank Corporation	3.20%	06/04/19	09/04/19	2,667,000	2,673,406
RBC (Barbados) Trading Bank Corporation	3.57%	05/15/19	08/15/19	6,726,000	6,757,331
RBC (Barbados) Trading Bank Corporation	3.57%	05/15/19	08/15/19	3,553,000	3,569,551
RBC (Barbados) Trading Bank Corporation	3.59%	04/17/19	07/17/19	2,821,000	2,842,087
RBC (Barbados) Trading Bank Corporation	3.64%	04/17/19	07/17/19	3,484,000	3,510,406
RBC (Barbados) Trading Bank Corporation	3.59%	04/17/19	07/17/19	1,543,000	1,554,534
RBC (Barbados) Trading Bank Corporation	3.63%	05/01/19	08/01/19	927,000	932,700
Royal Bank of Canada (London)	0.97%	03/21/19	09/23/19	103,537,940	103,819,117
Royal Bank of Canada (London)	0.79%	04/23/19	07/23/19	7,721,285	7,732,799
Royal Bank of Canada (London)	0.71%	06/20/19	12/05/19	1,455,479	1,455,794
Royal Bank of Canada (London)	0.96%	06/20/19	12/05/19	6,349,176	6,351,031
Royal Bank of Canada (London)	1.00%	11/02/18	11/04/19	1,294,091	1,302,715
Royal Bank of Canada (London)	1.15%	11/02/18	11/04/19	1,266,346	1,276,049
Royal Bank of Canada (NY)	3.38%	04/03/19	07/03/19	3,430,000	3,458,623
Royal Bank of Canada (NY)	3.57%	05/15/19	08/15/19	6,272,000	6,301,216
Societe Generale Americas	3.33%	06/18/19	09/18/19	2,902,000	2,905,487
Societe Generale Americas	3.33%	06/18/19	09/18/19	4,529,000	4,534,443
Societe Generale Americas	3.33%	06/18/19	09/18/19	2,397,000	2,399,881
Societe Generale Americas	3.48%	04/09/19	07/09/19	4,647,000	4,684,297
Societe Generale Americas	3.42%	05/13/19	08/08/19	6,446,000	6,475,988
Societe Generale Americas	3.42%	05/17/19	08/16/19	2,519,000	2,529,775

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Societe Generale Americas	3.43%	05/13/19	08/08/19	$912,000	$916,255
Societe Generale Americas	3.42%	05/20/19	08/20/19	540,000	542,157
Societe Generale Americas	3.42%	05/13/19	08/08/19	3,785,000	3,802,608

Total Reverse Repurchase Agreements Outstanding				$441,071,317	$443,223,965

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2019

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	580,000	USD	663,586	Citibank, N.A.	09/25/19	$1,582
USD	3,415,884	EUR	2,995,000	Citibank, N.A.	09/10/19	(14,835)
USD	19,031,776	EUR	16,422,000	Citibank, N.A.	09/25/19	198,337
USD	2,559,689	EUR	2,237,000	Citibank, N.A.	10/11/19	(8,886)
USD	774,847	EUR	682,000	Citibank, N.A.	11/06/19	(9,704)
USD	11,179,821	EUR	9,806,000	Citibank, N.A.	11/12/19	(105,440)
USD	1,614,194	EUR	1,412,000	Citibank, N.A.	12/17/19	(14,773)
USD	8,950,087	GBP	6,721,000	Citibank, N.A.	09/25/19	363,545
USD	3,626,816	GBP	2,777,000	Citibank, N.A.	10/28/19	74,766
USD	179,718	GBP	140,000	Citibank, N.A.	12/17/19	308
USD	7,961,302	GBP	6,298,000	Citibank, N.A.	12/17/19	(109,594)

Total Forward Foreign Currency Exchange Contracts Outstanding						$375,306

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2019

Reference Obligation	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	975,000	USD	$30,810	$39,037	$(8,227)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	847,000	USD	26,765	42,639	(15,874)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	1,669,000	USD	52,740	45,984	6,756
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	891,000	USD	28,156	54,320	(26,164)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	1,984,000	USD	62,694	87,874	(25,180)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Obligation	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	2,202,000	USD	$69,583	$105,554	$(35,971)
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	Citigroup Global Markets, Inc.	29,000	USD	1,259	2,607	(1,348)
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	Credit Suisse International	298,000	USD	12,933	28,626	(15,693)
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Citigroup Global Markets, Inc.	475,000	USD	23,798	24,194	(396)
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Citigroup Global Markets, Inc.	304,000	USD	15,230	17,137	(1,907)
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Citigroup Global Markets, Inc.	334,000	USD	16,733	17,087	(354)
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Morgan Stanley Capital Services LLC	945,000	USD	47,344	49,816	(2,472)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	378,000	USD	12,323	26,626	(14,303)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	2,430,000	USD	79,218	172,005	(92,787)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	800,000	USD	26,080	40,650	(14,570)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	2,087,000	USD	68,036	84,150	(16,114)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	1,193,000	USD	38,892	145,131	(106,239)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	485,000	USD	15,811	23,210	(7,399)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	1,043,000	USD	34,002	47,432	(13,430)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	801,000	USD	26,113	45,965	(19,852)

Total OTC Credit Default Swaps on Index (Buy Protection)							$688,520	$1,100,044	$(411,524)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2019

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AA.1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	600,793	USD	$(82,944)	$(75,103)	$(7,841)
CMBX.NA.AA.1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	8,430,945	USD	(1,163,962)	(1,338,471)	174,509
CMBX.NA.AA.4	AA	1.65%	1M	2/17/2051	Goldman Sachs International	117,563	USD	(25,937)	(39,655)	13,718
CMBX.NA.AA.4	AA	1.65%	1M	2/17/2051	Goldman Sachs International	2,409,055	USD	(531,498)	(922,275)	390,777
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	237,000	USD	(7,489)	(9,192)	1,703
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	203,000	USD	(6,415)	(8,381)	1,966
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	222,000	USD	(7,015)	(7,606)	591
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	224,000	USD	(7,078)	(9,949)	2,871
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	222,000	USD	(7,015)	(10,251)	3,236
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	359,000	USD	(11,344)	(16,782)	5,438
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	198,000	USD	(6,257)	(11,141)	4,884
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	197,000	USD	(6,225)	(10,516)	4,291
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	771,000	USD	(24,364)	(31,273)	6,909
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	220,000	USD	(6,952)	(8,465)	1,513
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	225,000	USD	(7,110)	(8,736)	1,626
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	225,000	USD	(7,110)	(10,026)	2,916
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	616,000	USD	(19,466)	(28,001)	8,535
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	203,000	USD	(6,415)	(8,747)	2,332
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	222,000	USD	(7,015)	(7,871)	856
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	191,000	USD	(6,036)	(11,644)	5,608
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	255,000	USD	(8,058)	(11,924)	3,866
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	1,254,000	USD	(39,626)	(58,251)	18,625

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	408,000	USD	$(12,893)	$(16,581)	$3,688
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Credit Suisse International	96,000	USD	(3,034)	(5,127)	2,093
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Credit Suisse International	162,000	USD	(5,119)	(8,861)	3,742
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Credit Suisse International	1,238,000	USD	(39,121)	(75,792)	36,671
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Credit Suisse International	2,612,000	USD	(82,539)	(161,060)	78,521
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Credit Suisse International	2,601,000	USD	(82,192)	(155,956)	73,764
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Credit Suisse International	1,226,000	USD	(38,742)	(93,026)	54,284
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Credit Suisse International	269,000	USD	(8,500)	(21,966)	13,466
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Credit Suisse International	1,077,000	USD	(34,033)	(72,776)	38,743
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	188,000	USD	(5,941)	(7,519)	1,578
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	188,000	USD	(5,941)	(7,632)	1,691
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	404,000	USD	(12,766)	(19,956)	7,190
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	135,000	USD	(4,266)	(6,549)	2,283
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	279,000	USD	(8,816)	(17,657)	8,841
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	279,000	USD	(8,816)	(17,981)	9,165
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	266,000	USD	(8,406)	(8,933)	527
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	3,408,000	USD	(107,693)	(218,944)	111,251
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	1,704,000	USD	(53,846)	(107,179)	53,333
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	1,636,000	USD	(51,698)	(114,269)	62,571
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	1,195,000	USD	(37,762)	(90,032)	52,270
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	1,153,000	USD	(36,435)	(84,169)	47,734
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	1,153,000	USD	(36,435)	(84,169)	47,734
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	166,000	USD	(5,273)	(5,167)	(106)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	150,000	USD	$(4,740)	$(5,925)	$1,185
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	327,000	USD	(10,333)	(10,957)	624
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	188,000	USD	(5,941)	(7,293)	1,352
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	183,000	USD	(5,783)	(6,948)	1,165
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	149,000	USD	(4,708)	(5,078)	370
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	83,000	USD	(2,623)	(3,228)	605
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	158,000	USD	(4,993)	(6,312)	1,319
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	279,000	USD	(8,816)	(17,657)	8,841
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	327,000	USD	(10,333)	(12,929)	2,596
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	133,000	USD	(4,203)	(4,065)	(138)
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	720,000	USD	(22,752)	(36,581)	13,829
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	1,704,000	USD	(53,846)	(105,137)	51,291
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	1,636,000	USD	(51,698)	(115,720)	64,022
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	343,000	USD	(10,839)	(21,793)	10,954
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	83,000	USD	(2,623)	(4,619)	1,996
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	244,000	USD	(7,710)	(13,056)	5,346
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	174,000	USD	(5,498)	(9,715)	4,217
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	196,000	USD	(6,194)	(11,646)	5,452
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	135,000	USD	(4,266)	(7,675)	3,409
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	53,000	USD	(1,675)	(3,200)	1,525
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	133,000	USD	(4,203)	(8,263)	4,060
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	266,000	USD	(8,406)	(16,062)	7,656
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	266,000	USD	(8,406)	(16,449)	8,043

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	155,000	USD	$(4,898)	$(5,989)	$1,091
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	186,000	USD	(5,878)	(8,455)	2,577
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	144,000	USD	(4,550)	(5,671)	1,121
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	599,000	USD	(18,928)	(22,596)	3,668
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	123,000	USD	(3,887)	(4,748)	861
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	151,000	USD	(4,772)	(5,863)	1,091
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	152,000	USD	(4,803)	(6,839)	2,036
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	201,000	USD	(6,352)	(8,439)	2,087
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	126,000	USD	(3,982)	(5,667)	1,685
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	992,000	USD	(31,347)	(65,541)	34,194
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	101,000	USD	(3,192)	(4,960)	1,768
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	103,000	USD	(3,255)	(5,242)	1,987
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	727,000	USD	(22,973)	(56,030)	33,057
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	517,000	USD	(16,337)	(29,387)	13,050
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	445,000	USD	(14,062)	(20,492)	6,430
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	413,000	USD	(13,051)	(19,766)	6,715
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	69,000	USD	(2,180)	(3,718)	1,538
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	58,000	USD	(1,833)	(2,446)	613
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	61,000	USD	(1,928)	(2,772)	844
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	152,000	USD	(4,803)	(8,847)	4,044
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	171,000	USD	(5,404)	(9,553)	4,149
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Merrill Lynch Capital Services, Inc.	594,000	USD	(18,770)	(37,355)	18,585
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Merrill Lynch Capital Services, Inc.	560,000	USD	(17,696)	(31,704)	14,008

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Merrill Lynch Capital Services, Inc.	565,000	USD	$(17,854)	$(22,209)	$4,355
CMBX.NA.BBB-.10	BBB	3.00%	1M	11/17/2059	Merrill Lynch Capital Services, Inc.	561,000	USD	(17,728)	(39,022)	21,294
CMBX.NA.BBB-.11	BBB	3.00%	1M	11/18/2054	J.P. Morgan Securities LLC	327,000	USD	(14,192)	(21,838)	7,646
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	223,000	USD	(11,172)	(19,237)	8,065
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	223,000	USD	(11,172)	(19,247)	8,075
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	740,000	USD	(37,074)	(71,263)	34,189
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	228,000	USD	(11,423)	(20,211)	8,788
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	1,159,000	USD	(58,066)	(104,491)	46,425
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	415,000	USD	(20,791)	(40,370)	19,579
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	787,000	USD	(39,429)	(74,382)	34,953
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	426,000	USD	(21,343)	(33,890)	12,547
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	852,000	USD	(42,685)	(67,580)	24,895
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	857,000	USD	(42,936)	(56,273)	13,337
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	528,000	USD	(26,453)	(37,832)	11,379
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	1,294,000	USD	(64,829)	(175,605)	110,776
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	1,278,000	USD	(64,028)	(129,383)	65,355
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	274,000	USD	(13,727)	(27,880)	14,153
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	767,000	USD	(38,427)	(78,372)	39,945
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	1,498,000	USD	(75,050)	(144,339)	69,289
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	1,049,000	USD	(52,555)	(98,325)	45,770
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	1,498,000	USD	(75,050)	(142,221)	67,171
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	262,000	USD	(13,126)	(24,743)	11,617
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	104,000	USD	(5,210)	(6,492)	1,282

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	771,000	USD	$(38,627)	$(73,982)	$35,355
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	185,000	USD	(9,268)	(16,486)	7,218
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	446,000	USD	(22,345)	(38,704)	16,359
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	806,000	USD	(40,381)	(65,086)	24,705
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	507,000	USD	(25,401)	(40,803)	15,402
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	264,000	USD	(13,226)	(22,460)	9,234
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	168,000	USD	(8,417)	(14,618)	6,201
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	300,000	USD	(15,030)	(26,334)	11,304
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	300,000	USD	(15,030)	(26,876)	11,846
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	178,000	USD	(8,918)	(13,385)	4,467
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	96,000	USD	(4,810)	(6,578)	1,768
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	147,000	USD	(7,365)	(8,358)	993
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	348,000	USD	(17,435)	(25,794)	8,359
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	299,000	USD	(14,980)	(27,658)	12,678
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	345,000	USD	(17,284)	(28,337)	11,053
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	345,000	USD	(17,284)	(28,414)	11,130
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	345,000	USD	(17,284)	(28,259)	10,975
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	144,000	USD	(7,214)	(11,730)	4,516
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	345,000	USD	(17,284)	(28,259)	10,975
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	496,000	USD	(24,850)	(35,539)	10,689
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	833,000	USD	(41,733)	(55,832)	14,099
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	103,000	USD	(5,160)	(6,609)	1,449
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,155,000	USD	(57,865)	(173,526)	115,661

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,304,000	USD	$(65,330)	$(203,631)	$138,301
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	960,000	USD	(48,096)	(144,973)	96,877
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,552,000	USD	(77,755)	(184,932)	107,177
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	796,000	USD	(39,880)	(81,271)	41,391
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	941,000	USD	(47,144)	(87,161)	40,017
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,881,000	USD	(94,238)	(166,813)	72,575
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	2,262,000	USD	(113,326)	(168,344)	55,018
CMBX.NA.BBB-.8	BBB	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,865,000	USD	(93,436)	(122,773)	29,337
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	191,000	USD	(6,227)	(11,694)	5,467
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	225,000	USD	(7,335)	(8,758)	1,423
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	191,000	USD	(6,227)	(11,596)	5,369
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	2,000	USD	(65)	(142)	77
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	1,492,000	USD	(48,639)	(105,398)	56,759
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	377,000	USD	(12,290)	(20,445)	8,155
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	928,000	USD	(30,253)	(91,900)	61,647
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	223,000	USD	(7,270)	(16,810)	9,540
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	782,000	USD	(25,493)	(59,569)	34,076
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	782,000	USD	(25,493)	(60,205)	34,712
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	240,000	USD	(7,824)	(19,561)	11,737

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	228,000	USD	$(7,433)	$(18,041)	$10,608
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	1,611,000	USD	(52,519)	(112,733)	60,214
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	773,000	USD	(25,200)	(58,248)	33,048
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	569,000	USD	(18,549)	(44,592)	26,043
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	285,000	USD	(9,291)	(22,490)	13,199
CMBX.NA.BBB-.9	BBB	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	1,525,000	USD	(49,715)	(109,213)	59,498

Total OTC Credit Default Swaps on Index (Sell Protection)								$(5,291,607)	$(9,058,074)	$3,766,467

(a)

The maximum potential amount the Consolidated Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Credit Default Swap on Single-Name Issuer (Buy Protection) — Outstanding at June 30, 2019

Reference Obligation	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kohl’s Corporation	(1.00)%	3M	12/20/2022	JPMorgan Chase Bank, N.A.	19,980,000	USD	$(2,204)	$1,016,877	$(1,019,081)
Kohl’s Corporation	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	6,826,000	USD	(753)	440,355	(441,108)
Kroger Co.	(1.00)%	3M	12/20/2022	Goldman Sachs International	32,849,000	USD	(591,764)	93,288	(685,052)
Macy’s, Inc.	(1.00)%	3M	12/20/2022	Goldman Sachs International	6,577,000	USD	20,943	613,564	(592,621)
Macy’s, Inc.	(1.00)%	3M	12/20/2022	JPMorgan Chase Bank, N.A.	6,577,000	USD	20,943	665,418	(644,475)
Macy’s, Inc.	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	10,239,000	USD	32,605	1,181,783	(1,149,178)
Target Corporation	(1.00)%	3M	12/20/2022	Goldman Sachs International	17,066,000	USD	(467,459)	(378,017)	(89,442)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)							$(987,689)	$3,633,268	$(4,620,957)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

OTC Total Return Swaps Outstanding at June 30, 2019

Reference Instrument	Maturity Date	Payment Frequency	Counterparty	Financing Rate		Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Alpha Group SARL	01/29/2025	3M	Citibank, N.A.	L + 1.10	(a)	1,265,000	EUR	$(5,548)	$—	$(5,548)
Casablanca US Holdings, Inc.	03/25/2024	1M	Citibank, N.A.	L + 1.10(b)		69,125,000	USD	(1,382,500)	—	(1,382,500)
Casablanca US Holdings, Inc.	03/25/2024	3M	Citibank, N.A.	L + 1.10	(c)	347,242	USD	(2,604)	—	(2,604)
Casablanca US Holdings, Inc.	03/25/2024	3M	Citibank, N.A.	L + 1.10	(c)	707,626	USD	20,344	—	20,344
Compass III	05/09/2025	6M	Citibank, N.A.	E + 1.10	(d)	1,438,000	EUR	24,905	—	24,905
Diamond Resorts International, Inc.	09/02/2023	3M	Citibank, N.A.	L + 1.10	(c)	12,402,385	USD	(642,053)	—	(642,053)
Diamond Resorts International, Inc.	09/02/2023	3M	Citibank, N.A.	L + 1.10	(c)	773,225	USD	(55,493)	—	(55,493)
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10	(b)	1,130,993	GBP	(43,542)	—	(43,542)
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10	(b)	4,930,556	GBP	(189,822)	—	(189,822)
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10	(b)	3,503,820	GBP	(123,746)	—	(123,746)
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10	(b)	2,027,688	GBP	(39,355)	—	(39,355)
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10	(b)	1,492,564	GBP	(21,845)	—	(21,845)
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10	(b)	1,537,880	GBP	16,637	—	16,637
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10	(b)	46,281	GBP	2,488	—	2,489
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10	(b)	364,463	GBP	13,800	—	13,800
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10	(b)	121,488	GBP	4,986	—	4,986
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10	(b)	329,752	GBP	6,589	—	6,589
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10	(b)	619,973	GBP	12,625	—	12,625
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10	(b)	876,447	GBP	19,241	—	19,241
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10	(b)	87,000	GBP	908	—	908
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10	(b)	564,050	GBP	42,892	—	42,892
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10	(b)	136,000	GBP	(476)	—	(476)
Richmond UK Bidco Limited	03/04/2024	1M	Citibank, N.A.	L + 1.10(b)		12,491,740	GBP	(480,922)	—	(480,922)

Total OTC Total Return Swaps Outstanding										$(2,822,490)

(a)	E= 3 month EURIBOR
(b)	L= 1 month LIBOR
(c)	L= 3 month LIBOR
(d)	E= 6 month EURIBOR

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2019

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.88%	3M	01/2/2027	Citibank, N.A.	3,000,000	USD	$—	$—	$—
Receives	Three-Month Libor	2.35%	3M	11/8/2024	Citibank, N.A.	3,000,000	USD	(88,245)	—	(88,245)
Receives	Three-Month Libor	2.36%	3M	11/21/2028	Citibank, N.A.	5,000,000	USD	(184,999)	—	(184,999)
Receives	Three-Month Libor	2.37%	3M	11/1/2024	Citibank, N.A.	4,000,000	USD	(120,766)	—	(120,766)
Receives	Three-Month Libor	2.37%	3M	11/24/2028	Citibank, N.A.	2,500,000	USD	(95,104)	—	(95,104)
Receives	Three-Month Libor	2.42%	3M	10/24/2024	Citibank, N.A.	2,000,000	USD	(66,116)	—	(66,116)
Receives	Three-Month Libor	2.43%	3M	10/11/2026	Citibank, N.A.	2,000,000	USD	(80,424)	—	(80,424)
Receives	Three-Month Libor	2.58%	3M	08/5/2025	Citibank, N.A.	7,000,000	USD	(362,166)	—	(362,166)
Receives	Three-Month Libor	2.63%	3M	09/15/2028	Citibank, N.A.	15,000,000	USD	(1,000,163)	—	(1,000,163)
Receives	Three-Month Libor	2.63%	3M	08/13/2026	Citibank, N.A.	23,000,000	USD	(1,372,280)	—	(1,372,280)
Receives	Three-Month Libor	2.67%	3M	09/13/2028	Citibank, N.A.	5,000,000	USD	(353,175)	—	(353,175)
Receives	Three-Month Libor	2.72%	3M	09/8/2028	Citibank, N.A.	1,000,000	USD	(74,470)	—	(74,470)
Receives	Three-Month Libor	2.72%	3M	08/8/2028	Citibank, N.A.	5,000,000	USD	(371,956)	—	(371,956)
Receives	Three-Month Libor	2.86%	3M	02/24/2023	Citibank, N.A.	15,000,000	USD	(706,159)	—	(706,159)
Receives	Three-Month Libor	3.00%	3M	03/14/2023	Citibank, N.A.	100,000,000	USD	(5,325,548)	—	(5,325,548)
Receives	Three-Month Libor	3.01%	3M	03/14/2025	Citibank, N.A.	105,000,000	USD	(7,863,337)	—	(7,863,337)
Receives	Three-Month Libor	3.11%	3M	03/20/2028	Citibank, N.A.	10,000,000	USD	(1,059,231)	—	(1,059,231)
Receives	Three-Month Libor	3.16%	3M	03/25/2028	Citibank, N.A.	10,000,000	USD	(1,103,286)	—	(1,103,286)
Receives	Three-Month Libor	3.26%	3M	05/23/2048	Citibank, N.A.	3,000,000	USD	(702,750)	—	(702,750)
Receives	Three-Month Libor	3.27%	3M	05/7/2028	Citibank, N.A.	10,000,000	USD	(1,130,960)	—	(1,130,960)
Receives	Three-Month Libor	3.29%	3M	04/22/2028	Citibank, N.A.	10,000,000	USD	(1,144,203)	—	(1,144,203)
Receives	Three-Month Libor	3.37%	3M	05/9/2033	Citibank, N.A.	8,000,000	USD	(1,284,179)	—	(1,284,179)

Total Centrally Cleared Interest Rate Swaps Outstanding								$(24,489,517)	$—	$(24,489,517)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Abbreviation Legend:
1M	Monthly
3M	Quarterly
6M	Semi-Annually
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
Currency Legend
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Assets and Liabilities

As of June 30, 2019 (Unaudited)

Assets:
Investments in securities, at fair value (cost $1,163,348,880)	$1,205,657,630
Cash	26,880,743
Cash denominated in foreign currencies (cost of $1,281,775)	1,276,687
Cash collateral segregated for counterparties for securities sold short	70,247,266
Cash collateral segregated for counterparties for swaps	54,142,267
Cash collateral segregated for broker for reverse repurchase agreements	1,417,066
Unrealized appreciation on forward foreign currency exchange contracts	638,538
Income receivable	5,761,629
Receivable for investments sold	2,658,719
Receivable for periodic payments from swap contracts	780,911
Variation margin receivable on centrally cleared swaps	766,161
OTC Swap contracts, at fair value (net premiums paid $3,560,809)	928,427

Total assets	1,371,156,044

Liabilities:
Securities sold short, at fair value (proceeds of $65,451,229)	67,602,041
Options written, at fair value (premiums received $120,958)	61,758
Unrealized depreciation on forward foreign currency exchange contracts	263,232
Payable for reverse repurchase agreements	443,223,965
Payable for investments purchased	8,081,095
Payable for shares repurchased	24,847,149
OTC Swap contracts, at fair value (net premiums received $7,885,571)	9,341,693
Unrealized depreciation on unfunded loan commitments, at fair value	3,129
Interest payable on securities sold short	277,207
Incentive Fees payable	11,674,265
Management Fees payable	2,355,376
Accrued expenses and other liabilities	640,623

Total liabilities	568,371,533

Commitments and contingencies (Note 2)
Net assets	$802,784,511

Components of Net Assets:
Investors’ equity	$791,785,727
Net unrealized appreciation	10,998,784

Net assets	$802,784,511

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Operations

For the Six-Months Ended June 30, 2019 (Unaudited)

Investment Income:
Interest	$26,876,484
Dividends	161,364

Total investment income	27,037,848

Expenses:
Incentive Fees	11,870,784
Management Fees	9,501,703
Administration fees	118,023
Custodian and accounting fees	244,769
Trustees’ fees and expenses	180,269
Transfer Agent fees	101,186
Registration fees	1,726
Professional fees	502,636
Interest on securities sold short	710,774
Interest expense on reverse repurchase agreements	6,807,189
Insurance	104,201
Other expenses	26,729

Total expenses	30,169,989

Management Fees waived by Investment Manager	(4,750,851)

Net expenses	25,419,138

Net investment income	1,618,710

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments in securities	13,758,132
Securities sold short	517,722
Forward foreign currency exchange contracts	1,456,997
Foreign currency transactions	3,923,234
Options written	46,779
Swap contracts	6,287,797

Net realized gain	25,990,661

Net change in unrealized appreciation (depreciation) on:
Investments in securities	49,014,865
Securities sold short	(3,247,340)
Forward foreign currency exchange contracts	(652,021)
Foreign currency translations	(3,523,748)
Options written	59,200
Swap contracts	(2,046,771)
Unfunded loan commitments	54,219

Net change in unrealized appreciation	39,658,404

Net realized and unrealized gain	65,649,065

Net increase in net assets resulting from operations	$67,267,775

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Changes in Net Assets

	Six-Months Ended 6/30/2019 (unaudited)	Year Ended 12/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,618,710	$33,186,836
Net realized gain	25,990,661	37,522,123
Net change in unrealized appreciation (depreciation)	39,658,404	(33,746,084)

Net increase in net assets resulting from operations	67,267,775	36,962,875

Capital Transactions:
Proceeds from subscriptions	11,372,708	31,930,675
Payments for repurchases	(56,087,419)	(230,036,010)

Net decrease in net assets resulting from capital transactions	(44,714,711)	(198,105,335)

Net increase (decrease) in net assets	22,553,064	(161,142,460)

Net Assets:
Beginning of period	780,231,447	941,373,907

End of period	$802,784,511	$780,231,447

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Cash Flows (Unaudited)

Period Ended 6/30/2019
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$67,267,775
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(355,199,470)
Proceeds from disposition of investments in securities and paydowns	422,574,967
Proceeds from securities sold short	4,682,985
Payments to cover securities sold short	(47,547,031)
Short-term investments, net	3,599,514
Premiums paid on closing options written	(85,528)
Proceeds from premiums received from options written	253,265
Net realized gain on investments in securities	(13,758,132)
Net realized gain on securities sold short	(517,722)
Net realized gain on options written	(46,779)
Net change in accretion of bond discount and amortization of bond and swap premium	(1,149,105)
Net change in unrealized appreciation on investments in securities	(49,014,865)
Net change in unrealized depreciation on securities sold short	3,247,340
Net change in unrealized appreciation on options written	(59,200)
Net change in unrealized appreciation on unfunded loan commitments	(54,219)
Net change in unrealized depreciation on forward foreign currency exchange contracts	652,021
Swap contracts, at fair value, net	(23,872,312)
Changes in assets and liabilities:
(Increase) decrease in assets:
Income receivable	729,013
Receivable for periodic payments from swap contracts	(28,148)
Variation margin receivable on centrally cleared swaps	(766,161)
Increase (decrease) in liabilities:
Variation margin payable on centrally cleared swaps	(410,763)
Interest payable on securities sold short	(326,291)
Interest payable on reverse repurchase agreements	(127,495)
Incentive Fees payable	5,151,405
Management fee payable	(73,209)
Payable to Affiliate	(48,608)
Accrued expenses and other liabilities	(317,333)

Net cash provided by operating activities	$14,755,914

Cash Flows from Financing Activities
Proceeds from subscriptions	11,372,708
Payment for shares repurchased	(49,248,227)
Reverse repurchase agreements, net	(44,717,456)

Net cash used in financing activities	(82,592,975)

Net decrease in unrestricted and restricted cash and foreign currency	(67,837,061)
Unrestricted and restricted cash and foreign currency, beginning of period	221,801,090

Unrestricted and restricted cash and foreign currency, end of period	$153,964,029

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$7,971,749

Reinvestment of distributions	$14,624,789

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Cash Flows (Continued)

Reconciliation of unrestricted and restricted cash to the statements of assets and liabilities

	Six-Months Ended June 30, 2019	Year Ended December 31, 2018
Cash	$26,880,743	$11,142,050
Foreign currency at value	1,276,687	9,912,229
Cash Pledged:
Securities sold short	70,247,266	104,548,371
Swap agreements	54,142,267	93,051,913
Reverse repurchase agreements	1,417,066	3,146,527

	$153,964,029	$221,801,090

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Financial Highlights

	Six-Months Ended 6/30/2019		Year Ended 12/31/2018		Year Ended 12/31/2017		Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014(a)
Total Return on Net Asset Value	8.72	%(b)	3.78%		9.20%		1.24%		5.55%		2.43	%(b)

Ratios to Average Net Assets:
Expenses before waiver from Investment Manager and Incentive Fees	4.55	%(c)(d)	4.17	%(c)	3.81	%(c)	3.96	%(c)	3.76	%(c)	3.57	%(d)
Incentive Fees	2.96	%(d)	0.73%		1.54%		0.44%		0.83%		0.52	%(d)

Expenses before waiver from Investment Manager	7.51	%(c)(d)	4.90	%(c)	5.35	%(c)	4.40	%(c)	4.59	%(c)	4.09	%(d)

Management Fees waiver from Investment Manager	(1.18	)%(d)	(1.10)%		(1.06)%		(1.11)%		(1.12)%		(0.48	)%(d)

Net expenses after waiver from Investment Manager	6.33	%(d)	3.80%		4.29%		3.29%		3.47%		3.61	%(d)

Net investment income excluding Incentive Fees	3.36	%(d)	4.44%		6.53%		4.96%		4.50%		2.49	%(d)

Net investment income	0.40	%(d)	3.71%		4.99%		4.52%		3.67%		1.97	%(d)

Supplementary Data:
Net assets, end of period (in thousands)	$802,785		$780,231		$941,374		$959,932		$829,981		$547,179

Portfolio turnover	30	%(e)	81%		85%		26%		41%		31	%(e)

(a)	For the period April 1, 2014 (commencement of investment operations) through December 31, 2014.
(b)	Total Return has not been annualized.
(c)

Includes interest expense on securities sold short and reverse repurchase agreements of 1.87%, 1.64%, 1.40%, 1.49% and 1.26%, for the six-months ended June 30, 2019 and years ended December 31, 2018, December 31, 2017, December 31, 2016 and December 31, 2015, respectively.

(d)	Financial ratios have been annualized.
(e)	Percentage represents the results for the period and is not annualized.

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements

For the Six-Months Ended June 30, 2019 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd., a wholly-owned subsidiary (the “Subsidiary”), organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The Master Fund consolidates the Subsidiary in accordance with the consolidation policy discussed in Note 2. The Master Fund and Subsidiary are herein referred to collectively as the “Consolidated Master Fund”.

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Funds supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Feeder Funds.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Consolidated Master Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The Consolidated Master Fund is an investment company in accordance with Accounting Standards Codifications 946, Financial Services—Investment Companies, which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the consolidated financial statements and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the consolidated financial statements are reasonable and prudent; however, actual results may differ from these estimates.

Consolidation

The Master Fund is presented as consolidated with the Subsidiary. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary listed above. All intercompany balances have been eliminated.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

Valuation Policy

The Consolidated Master Fund values its investments in securities, securities sold short, derivative financial instruments and other investments (together, the “investments”) at fair value. Market quotations can be obtained from third party pricing service providers or broker-dealers. The Board has established procedures for determining the fair value of investments (the “Valuation Procedures”). The Board has delegated to the Investment Manager day-to-day responsibility for implementing the Valuation Procedures. The Investment Manager provides oversight of the valuation and pricing function of the Consolidated Master Fund for all investments. The Investment Manager will use commercially reasonable efforts to obtain two or more reliable quotations for each investment, and in connection therewith, will generally value such investments based on the average of the quotations obtained. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined in good faith by the Investment Manager, pursuant to procedures adopted by the Board and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations). The Board has delegated to the Investment Manager the responsibility for monitoring significant events that may materially affect the values of the Consolidated Master Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Fair Value of Financial Instruments

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines the fair value as the price that the Consolidated Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation techniques and availability of observable inputs can vary from investment to investment and are affected by a variety of factors including the type of investment and the characteristics specific to the investment and the state of the market place, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. The Investment Manager, values its investments, in good faith, using valuation techniques applied on a consistent basis. The determination of fair value is based on the best available information in the circumstances and may incorporate the Investment Mangers’ own assumptions and involves significant degree of judgment, taking into consideration a combination of internal and external

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

factors. Due to the inherent uncertainty of these estimates, the estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments.

A description of the valuation techniques applied to the Consolidated Master Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, mezzanine debt, U.S. and foreign debt obligations, bank loans, and trade claims, are generally valued by broker-dealer quotations or third party pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above and have multiple pricing sources are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by broker-dealer quotations or third party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider the attributes applicable to a particular class of the security (e.g., credit rating, seniority), current market data, estimated cash flows and relative market yield for each class, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above and have multiple pricing sources are categorized as Level 2 within the fair value hierarchy. Securities with only a single pricing source are categorized as Level 3.

Equity Securities

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Securities that use similar valuation techniques and inputs and are active on a listed exchange as described above are categorized as Level 1 within the fair value hierarchy.

Short-Term Investments

The Consolidated Master Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At June 30, 2019, the Consolidated Master Fund had $33,428,990 invested in JPMorgan U.S. Treasury Money Market Plus Fund (IJTXX—Institutional Class). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Derivative Financial Instruments

Over the counter (“OTC”) derivative financial instruments, such as credit default swaps, interest rate swaps, total return swaps, forward foreign currency exchange contracts and options contracts derive their value from

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by third party pricing service providers and/or based on broker dealer quotations. Depending on the product and the terms of the transaction, the value of derivative financial instruments can be estimated using a series of techniques, including, but not limited to, simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are normally valued by third party pricing service providers. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Securities Sold Short

The Consolidated Master Fund sells securities short (a “Short Sale”) from time to time. A Short Sale is a transaction whereby the Consolidated Master Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Consolidated Master Fund’s broker executes a stock borrow transaction to deliver the securities resulting from the Consolidated Master Fund’s Short Sale. The Consolidated Master Fund is obligated to repurchase the securities at the market price at the time of replacement. The Consolidated Master Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Consolidated Master Fund establishes a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Consolidated Master Fund is liable to pay any interest income earned during the period the Short Sale is open. The interest is recorded as interest on securities sold short in the Consolidated Statement of Operations.

Option Contracts

The Consolidated Master Fund buys or writes put and call options through listed exchanges and over-the-counter. The buyer of an option has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or currency at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying securities declines (in the case of a put option) or increases (in the case of a call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

Forward Foreign Currency Exchange Contracts

The Consolidated Master Fund enters into forward foreign currency exchange contracts from time to time to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts are agreements between two parties to exchange a fixed quantity of one currency for another currency at an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

Swap Agreements

The Consolidated Master Fund enters into swaps from time to time, which include total return, interest rate, and credit default swap agreements. Swaps are typically bilaterally negotiated agreements between the Consolidated Master Fund and a counterparty in which the Consolidated Master Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange.

Reverse Repurchase Agreements

The Consolidated Master Fund enters into reverse repurchase agreements from time to time. In a reverse repurchase agreement, the Consolidated Master Fund sells securities in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same securities at an agreed upon date and price. Certain agreements may have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Consolidated Master Fund may utilize reverse repurchase agreements when it is anticipated that the income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. The transactions are generally accounted for as collateralized financing transactions and the Consolidated Master Fund retains ownership of the security to be repurchased as a pledged asset and records a liability for the repurchase amount.

Unfunded Loan Commitments

The Consolidated Master Fund enters into certain agreements, all or a portion of which may be unfunded. The Consolidated Master Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date for financial reporting purposes. Income and expenses, including interest, are recorded on an accrual basis. Realized gains and losses from sale of investments are determined on the identified cost basis using the first in first out methodology.

Foreign Currency Translation

The books and records of the Consolidated Master Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Consolidated Master Fund’s records at the rate prevailing when earned and recorded. Assets and liabilities denominated in foreign currencies are adjusted to reflect current exchange rates and any unrealized gains (losses) are included in Net change in unrealized appreciation (depreciation) on investments and foreign currency translations on the Consolidated Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency translations on the Consolidated Statement of Operations. The Consolidated Master Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Cash

As of June 30, 2019, the Consolidated Master Fund had $26,880,743 in domestic cash and $1,276,687 in foreign cash held at a major U.S. bank.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

Contingencies

Under the Consolidated Master Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Consolidated Master Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Consolidated Master Fund. Additionally, in the normal course of business, the Consolidated Master Fund may enter into contracts that contain a variety of representations and indemnification obligations and expects the risk of loss to be remote. Each Feeder Fund bears its pro-rata share of the Consolidated Master Fund’s expenses, subject to reimbursement by the Investment Manager, pursuant to an expense limitation and reimbursement agreement between each Feeder Fund and the Investment Manager.

Income Taxes

The Consolidated Master Fund is classified as a partnership for federal income tax purposes. As such, each investor in the Consolidated Master Fund is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Consolidated Master Fund. Therefore, no federal income tax provision is required. The Consolidated Master Fund plans to file U.S. Federal and various state and local tax returns. All the Consolidated Master Fund’s assets are managed so that the Feeder Funds can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

For the open tax years and all major jurisdictions, management of the Consolidated Master Funds has concluded that there are no uncertain tax positions that would require recognition in the consolidated financial statements. No income tax returns are currently under examination. The statute of limitations on the Consolidated Master Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2016 through December 31, 2018.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the SEC and its staff require that the Consolidated Master Fund segregate assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Consolidated Master Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate assets or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges, third party broker-dealers, futures commissions merchants and clearing organizations, a fund engaging in such transactions may have requirements to deliver/deposit cash or securities to/with an exchange, broker-dealer, futures commission merchant or clearing organization as collateral or margin for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff.

The Consolidated Master Fund may mitigate counterparty risk by contractually requiring its counterparties to post collateral under a master agreement and a credit support annex published by International Swaps and Derivatives Association, Inc. (collectively, an “ISDA Master Agreement”) implemented between the Consolidated Master Fund and each of its respective counterparties, as well as through netting provisions contained in the ISDA Master Agreement, and reaching other financial agreements between the Consolidated Master Fund and its counterparty in the ISDA Master Agreement. An ISDA Master Agreement may contain certain provisions regarding, among other things, the right parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. At June 30, 2019, the Consolidated Master Fund used the gross method of presentation in the consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

agreements. Collateral pledged by the Consolidated Master Fund is segregated by the Consolidated Master Fund’s custodian and identified as such in the Consolidated Master Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Consolidated Master Fund and the applicable counterparty. Typically, the Consolidated Master Fund and counterparties are not permitted to sell, repledge or otherwise use the collateral they receive.

The Consolidated Master Fund manages counterparty risk by entering into agreements only with counterparties that are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Consolidated Master Fund typically contain credit risk related features that are triggered under certain circumstances. Such circumstances may include agreed upon net asset value thresholds. If triggered, the counterparty may terminate the contract and any transactions thereunder.

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which amended guidance on the disclosure requirements for fair value measurement. The amended guidance added, eliminated and modified disclosures for investments measured at fair value. The impact of the amended guidance on the Funds was the removal of the requirements to disclose (a) amount of and reasons for transfers between Level 1 and 2 (b) the valuation processes for Level 3 fair value measurements, and (b) the policy for timing of transfers between levels. The Consolidated Master Fund has evaluated the impact of ASU 2018-13 and has adopted the changes into its consolidated financial statements.

Changes in Accounting Principles

In March 2017, FASB issued ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which provides guidance related to the amortization period for certain purchased callable debt securities purchased at a premium. Specifically, it required the premium to be amortized to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018. The cumulative effect impacts net investment income and realized and unrealized gains and losses but does not impact net assets or net asset value. The Consolidated Master Fund has evaluated the impact of this guidance and the cumulative effect was immaterial for the Funds.

3. Reverse Repurchase Agreements

The Consolidated Master Fund enters into reverse repurchase agreements with qualified banks or broker- dealers through a Master Repurchase Agreement (“MRA”). An MRA contains provisions for initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA may also permit, upon the occurrence of an event of default by one party, the offsetting of obligations under the MRA against obligations under other agreements with the same counterparty to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Consolidated Master Fund may decline below the price of the securities the Consolidated Master Fund is obligated to repurchase. They also involve the risk that the counterparty liquidates the securities delivered to it by the Consolidated Master Fund under the reverse repurchase agreement following the occurrence of an event of default under the applicable MRA by the Consolidated Master Fund. The Consolidated Master Fund’s use of reverse repurchase agreements also

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

subjects the Consolidated Master Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, repurchase agreements and reverse repurchase agreements entail the same risks as over-the-counter derivatives, as described in Notes 4 and 8. Securities subject to repurchase under reverse repurchase agreements are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2019, the face value of open reverse repurchase agreements for the Fund was $441,071,317. The weighted average daily balances of reverse repurchase agreements outstanding during the six-months ended June 30, 2019, was approximately $468,566,694 at a weighted average weekly interest rate of 2.93%.

The following table presents the Consolidated Master Fund’s outstanding reverse repurchase agreements, including accrued interest, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements as of June 30, 2019:

Counterparty	Reverse Repurchase Agreements	Non-Cash Collateral Pledged to Counterparty(a)	Cash-Collateral Pledged to Counterparty(a)	Net Amount
Citigroup Global Markets	$(21,557,171)	$21,557,171	$—	$—
Deutsche Bank AG	(69,173,860)	69,173,860	—	—
Morgan Stanley Bank, N.A.	(60,377,625)	60,377,625	—	—
RBC (Barbados) Trading Bank Corporation	(131,627,072)	131,627,072	—	—
Royal Bank of Canada (London)	(121,937,505)	121,937,505	—	—
Royal Bank of Canada (NY)	(9,759,840)	9,759,840	—	—
Societe Generale Americas	(28,790,892)	28,790,892	—	—

Total	$(443,223,965)	$443,223,965	$—	$—

(a)

Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at June 30, 2019 was $581,652,262 and $1,417,066, respectively.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

The following table presents the Consolidated Master Fund’s remaining contractual maturity of the agreements as of June 30, 2019:

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Commercial Mortgage-Backed Securities	$—	$150,016,696	$139,608,037	$13,787,542	$303,412,275
Residential Mortgage-Backed Securities	—	—	95,008,627	—	95,008,627
Interest Only Commercial Mortgage-Backed Securities	—	4,708,382	21,104,040	—	25,812,422
High Yield Bonds & Notes	—	5,540,638	10,766,090	—	16,306,728
U.S. Government Sponsored Agency Securities	—	—	1,266,847	—	1,266,847
Collateral Cash	1,417,066	—	—	—	1,417,066

Total	$1,417,066	$160,265,716	$267,753,641	$13,787,542	$443,223,965

Gross amount of recognized liabilities for reverse repurchase agreements					$443,223,965

4. Derivative Financial Instruments

In the normal course of business, the Consolidated Master Fund utilizes derivative contracts in connection with its proprietary trading activities. Investments in derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. The Consolidated Master Fund’s derivative activities and exposure to derivative contracts would be classified by the following primary underlying risks: interest rate, credit, foreign currency exchange rate, commodity price, and equity price risks. In addition to its primary underlying risks, the Consolidated Master Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts. The following disclosures contain information on how the Consolidated Master Fund uses derivative contracts.

Forward Foreign Currency Exchange Contracts

The Consolidated Master Fund enters into forward foreign currency exchange contracts from time to time to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts are agreements between two parties to exchange a fixed quantity of one currency for another currency at an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Consolidated Master Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Consolidated Master Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency being received, they also limit any potential gain that might result should the value of such currency increase. In addition, the Consolidated Master Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Consolidated

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

Master Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The Consolidated Master Fund segregates liquid assets with a value equal (on a daily mark-to-market basis) to its obligations under these types of transactions, enters into offsetting transactions or otherwise covers such transactions.

Swap Agreements

The Consolidated Master Fund enters into swaps from time to time, which include total return, interest rate, and credit default swap agreements. Swaps are typically bilaterally negotiated agreements between the Consolidated Master Fund and a counterparty in which the Consolidated Master Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange.

The Consolidated Master Fund may enter into swap agreements for investment purposes or managing exposure to interest rates, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Consolidated Master Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Consolidated Master Fund as collateral for swap agreements identified in the Consolidated Schedule of Investments and segregated cash, if any, are reflected on the Consolidated Statement of Assets and Liabilities.

Credit Default Swaps: The Consolidated Master Fund enters into OTC and/or centrally cleared credit default swap contracts from time to time to hedge credit risk, to hedge market risk, or to gain exposure on single name issues and/or baskets of securities (e.g., CMBX, a tradeable index referencing a basket of commercial mortgage-backed securities). In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and/or a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a “credit event” on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Consolidated Master Fund or made by the Consolidated Master Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by Consolidated Master Fund are recorded as realized gains or losses. OTC credit default swap contracts are marked to market daily and the change is recorded as an unrealized gain or loss on swaps contracts. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps contracts. With respect to selling a credit default swap, the Consolidated Master Fund will segregate assets or otherwise covers its obligations for the notional amount of such credit default swap.

Interest Rate Swaps: The Consolidated Master Fund enters into OTC and/or centrally cleared interest rate swap contracts from time to time to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Consolidated Master Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Consolidated Master Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating rate, on the same notional amount for a specified period of time. The Consolidated Master Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

OTC and centrally cleared interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Consolidated Master Fund enters into OTC total return swap contracts from time to time to gain exposure to the investment returns on an underlying financial instrument without purchasing the financial instrument itself. In a total return swap, the Consolidated Master Fund receives the economic returns of the underlying financial instrument, inclusive of any mark to market change in value from the date of such purchase of the underlying instrument, any interest earned from the settlement date of the underlying instrument less a swap financing fee, which is typically LIBOR plus a spread. The total return swap derives its value from the valuation of underlying financial instruments. The underlying financial instruments for the total return swaps held at period end were loans and a bond. The swap is valued daily at current market value and any unrealized appreciation or depreciation is included in the net change in unrealized appreciation/ (depreciation) on swap contracts. Gain or loss is realized on the termination date of the swap and when periodic payments are received or made at the end of each measurement period. During the period the swap is open, the Consolidated Master Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Options Contracts

The Consolidated Master Fund enters into purchased call or put options (“Options”) from time to time. Options may be used to obtain economic exposure equivalent to a long or short position, respectively, or to hedge existing or anticipated portfolio positions. The Consolidated Master Fund may buy or write Options through the OTC market and listed exchanges.

The buyer has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of the underlying at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the price of the underlying declines (in the case of a put option) or increases (in the case of a call option).

Option contracts purchased (call or put) require the payment of premiums in exchange for the right to purchase or sell an underlying at a contracted strike price and maturity. The premium paid by the Consolidated Master Fund is recorded as an asset and is subsequently marked-to-market to reflect the current fair value of the option.

Option contracts sold (written calls or written puts) obligates the Consolidated Master Fund to buy or sell, within a limited time, an underlying at a contracted strike price and maturity. The writer of an option receives a premium which is recorded as a liability and is subsequently marked-to-market to reflect the current fair value of the option.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

At June 30, 2019, the Consolidated Master Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities	Fair Value	Consolidated Statement of Assets & Liabilities	Fair Value
Credit	Swap contracts, premiums paid and unrealized appreciation	$763,011	Swap contracts, premiums received and unrealized depreciation	$(6,353,787)
Market	Swap contracts, unrealized appreciation	165,416	Swap contracts, unrealized depreciation	(2,987,906)
	Options purchased, at fair value	335,946	Options written, at fair value	(61,758)
Interest Rate	Centrally cleared swaps, at fair value (a)	—	Centrally cleared swaps, at fair value (a)	(24,489,517)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	638,538	Unrealized depreciation on forward foreign currency exchange contracts	(263,232)

Total		$1,902,911		$(34,156,200)

Amount not subject to MNA (b)		(335,946)		24,551,275

Total gross amounts subject to MNA		$1,566,965		$(9,604,925)

(a)

Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(b)	See below for definition of “MNA” and disclosure of financial instruments assets and liabilities subject to offset enforceable master netting arrangements.

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period ended June 30, 2019:

	Consolidated Statement of Operations Net Realized Gain (Loss)
Risk Exposure	Swap Contracts(a)	Options Written	Purchased Options(b)	Forward foreign currency exchange contracts
Credit	$5,129,451	$—	$—	$—
Market	1,054,392	46,779	(656,346)	—
Interest Rate	103,954	—	—	—
Foreign Exchange	—			1,456,997

Total	$6,287,797	$46,779	$(656,346)	$1,456,997

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

	Consolidated Statement of Operations— Net Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Swap Contracts(a)	Options Written	Purchased Options(b)	Forward foreign currency exchange contracts
Credit	$6,164,116	$—	$—	$—
Market	7,515,191	59,200	(283,659)	—
Interest Rate	(15,726,078)	—	—	—
Foreign Exchange	—	—	—	(652,021)

Total	$(2,046,771)	$59,200	$(283,659)	$(652,021)

(a)

Includes unrealized appreciation (depreciation) on centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(b)

Includes options purchased that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain (loss) on investments in securities and net unrealized appreciation (depreciation) on investments in securities as shown in the Consolidated Statement of Operations.

The average notional amounts below represent the Consolidated Master Fund’s average volume for the period ended June 30, 2019:

Derivative Description	Average Notional or Face Amounts(a)
Purchased Options (b)	$5,031
Options Written (b)	1,802
Swap contracts	744,804,685
Forward foreign currency exchange contracts	76,563,873

(a)	Averages are based on monthly activity levels during the period ended June 30, 2019.
(b)	Calculated based on number of contracts.

Netting Arrangements

The Consolidated Master Fund uses master netting arrangements, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The table below presents information related to derivative financial instruments that are subject to an enforceable master netting arrangement or similar agreement (“MNA”) and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of June 30, 2019.

The Consolidated Master Fund enters into ISDA Master Agreements which contain MNA’s that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Consolidated Master Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Consolidated Master Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

The following table presents the Consolidated Master Fund’s derivative financial instrument’s asset and liabilities by counterparty net of related collateral received/pledged by the Consolidated Master Fund at June 30, 2019:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
By Counterparty	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(a)	Non-Cash Collateral	Net Amount(b)
Citibank, N.A.	$803,954	$(803,954)	$—	$—	$—
Citigroup Global Markets, Inc.	57,020	(57,020)	—	—	—
Credit Suisse International	12,933	(12,933)	—	—	—
Goldman Sachs International	112,484	(112,484)	—	—	—
JPMorgan Chase Bank, N.A.	20,943	(2,204)	—	—	18,739
Morgan Stanley Capital Services LLC	559,631	(753)	—	—	558,878

Total	$1,566,965	$(989,348)	$—	$—	$577,617

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
By Counterparty	Gross Amounts of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(a)	Non-Cash Collateral	Net Amount(b)
Citibank, N.A.	$3,251,138	$(803,954)	$(2,447,184)	$—	$—
Citigroup Global Markets, Inc.	284,666	(57,020)	(227,646)	—	—
Credit Suisse International	825,149	(12,933)	(812,216)	—	—
Goldman Sachs International	4,074,746	(112,484)	(3,874,000)	—	88,262
J.P. Morgan Securities LLC	407,436	—	(407,436)	—	—
JPMorgan Chase Bank, N.A.	2,204	(2,204)	—	—	—
Merrill Lynch Capital Services, Inc.	758,833	—	(758,833)	—	—
Morgan Stanley Capital Services LLC	753	(753)	—	—	—

Total	$9,604,925	$(989,348)	$(8,527,315)	$—	$88,262

(a)	Excess of collateral received/pledged from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

5. Fair Value Measurement

The following table summarizes the Consolidated Master Fund’s assets and liabilities measured at fair value at June 30, 2019:

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Commercial Mortgage-Backed Securities	$—	$713,690,543	$—	$713,690,543
Residential Mortgage-Backed Securities	—	227,364,130	—	227,364,130
Interest Only Commercial Mortgage-Backed Securities	—	85,358,058	—	85,358,058
Collateralized Debt Obligations	—	4,076,536	—	4,076,536
Bank Loan	—	59,816,942	—	59,816,942
High Yield Bonds & Notes	—	78,855,605	—	78,855,605
Common Stock	2,730,880	—	—	2,730,880
Money Market Fund	33,428,990	—	—	33,428,990
Purchased Options	335,946	—	—	335,946
Total Investments in Securities	$36,495,816	$1,169,161,814	$—	$1,205,657,630
Forward Foreign Currency Exchange Contracts(a)	—	638,538	—	638,538
Credit Default Swap Contracts	—	763,011	—	763,011
Total Return Swap Contracts(a)	—	165,416	—	165,416
Total Assets	$36,495,816	$1,170,728,779	$—	$1,207,224,595

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Foreign Government Obligations	$—	$30,975,791	$—	$30,975,791
U.S. Treasury Notes	—	36,626,250	—	36,626,250
Total Securities Sold Short	$—	$67,602,041	$—	$67,602,041
Unfunded Loan Commitment(a)	—	3,129	—	3,129
Options Written	61,758	—	—	61,758
Reverse Repurchase Agreements	—	443,223,965	—	443,223,965
Forward Foreign Currency Exchange Contracts(a)	—	263,232	—	263,232
Credit Default Swap Contracts	—	6,353,787	—	6,353,787
Total Return Swap Contracts(a)	—	2,987,906	—	2,987,906
Interest Rate Swap Contracts	—	24,489,517	—	24,489,517
Total Liabilities	$61,758	$544,923,577	$—	$544,985,335

(a)	Represents unrealized appreciation (depreciation).

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2019.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

The following table reconciles the beginning and ending balances of investments measured at fair value using Level 3 inputs:

Asset Descirption:	Commercial Mortgage- Backed Securities
Balance as of December 31, 2018	$20,026,771
Transfers In	—
Transfers Out	(20,026,771)
Purchases	—
Sales	—
Amortization	—
Net realized gain (loss)	—
Net change in unrealized appreciation	—

Balance as of June 30, 2019	$—

Net change in unrealized appreciation related to investments still held as of June 30, 2019	$—

Investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

6. Fund Terms

Repurchases

Repurchases will be made only at such times and on such terms as may be determined by the Consolidated Master Fund’s Board, in its sole discretion.

All shares of beneficial interest, if any, repurchased from shareholders of the Feeder Funds by the Feeder Funds, as applicable, will result in corresponding repurchases of common shares of beneficial interest of the Consolidated Master Fund. Refer to the most recent shareholder reports of the Feeder Funds for repurchase offer amounts for the period ended June 30, 2019.

7. Related Party Transactions

Management Fee

The Consolidated Master Fund pays the Investment Manager an aggregate fixed management fee (the “Management Fee”), payable quarterly in arrears on the last Business Day of each quarter. The Management Fee accrues monthly at an annual rate of 1.50% of the Consolidated Master Fund’s Managed Assets at the end of such month before giving effect to the Management Fee payment being calculated or any purchases or repurchases of Consolidated Master Fund shares or any distributions by the Consolidated Master Fund. The Management Fee will reduce the net asset value of the Consolidated Master Fund (and indirectly, of the Feeder Funds) as of the end of the accounting period in which it is payable and after the calculation of the Management Fee. Effective October 1, 2014 through December 31, 2019, the Investment Manager agreed to temporarily reduce its Management Fee to an annualized rate of 0.75% of the Consolidated Master Fund’s Managed Assets (“Management Fee Waiver”). The Investment Manager may, in its sole discretion and at any time (including prior to December 31, 2019), elect to extend, terminate or modify its voluntary waiver. The Management Fee, after the Management Fee Waiver, was $4,750,852 for the period ended June 30, 2019.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

Incentive Fee

The Consolidated Master Fund accrues a performance-based incentive fee (the “Incentive Fee”) on a monthly basis throughout the fiscal year of the Consolidated Master Fund. The Incentive Fee is paid to the Investment Manager promptly after the end of each fiscal year of the Consolidated Master Fund pursuant to the Consolidated Master Fund’s investment management agreement. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Consolidated Master Fund’s Net Capital Appreciation (as defined below) for each Fiscal Period ending within or coterminous with the close of such fiscal year exceeds the balance of the loss carryforward account and any allocated Management Fee expense for such Fiscal Period, without duplication for any Incentive Fees paid during such fiscal year. The Consolidated Master Fund also pays the Investment Manager the Incentive Fee in the event a Fiscal Period is triggered in connection with a repurchase offer by the Consolidated Master Fund. For purposes of calculating the Incentive Fee, “Net Capital Appreciation” means, with respect to any Fiscal Period, the difference, if any, between (x) the sum of (i) the value of the Consolidated Master Fund’s net asset value at the end of that Fiscal Period (prior to the Incentive Fee for such Fiscal Period) increased by the dollar amount of the Consolidated Master Fund’s interests repurchased during the Fiscal Period (excluding repurchases as of the last day of the Fiscal Period after determination of the Incentive Fee), (ii) the amount of any dividends, distributions or withdrawals paid to shareholders during the Fiscal Period and not reinvested in the Consolidated Master Fund (excluding any dividends, distributions or withdrawals to be paid as of the last day of the Fiscal Period), and (iii) the Management Fee expense for that Fiscal Period, and (y) the sum of (i) the value of the Consolidated Master Fund’s net asset value at the beginning of that Fiscal Period (prior to the Management Fee for such Fiscal Period), increased by the dollar amount of the Consolidated Master Fund’s interests issued during the Fiscal Period (excluding any shares issued in connection with the reinvestment of dividends and other distributions paid by the Consolidated Master Fund) and (ii) the amount of any subscriptions to the Consolidated Master Fund during that Fiscal Period. All calculations of Net Capital Appreciation will be made (without duplication) after deduction of all general, administrative and other operating expenses of the Consolidated Master Fund (excluding the Incentive Fee) and any amounts necessary, in the Investment Manager’s sole discretion, as appropriate reserves for such expenses. The Consolidated Master Fund’s Incentive Fee was $11,870,784 for the period ended June 30, 2019.

Expense Payments

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Investment Manager, pays expenses on behalf of the Consolidated Master Fund from time to time. The Consolidated Master Fund reimburses FINCO for such expenses paid on behalf of the Consolidated Master Fund. FINCO does not charge any fees for providing such administrative services. There was no payable for the period ended June 30, 2019.

MBS Investments

As of June 30, 2019, the Consolidated Master Fund’s investments included six mortgage-backed securities (“MBS”) with a total cost basis of $172,812,747 collateralized by properties owned by investment vehicles that are advised by an affiliate of the Investment Manager (an “affiliated investment vehicle”). Such MBS were purchased in secondary market transactions on market terms negotiated by the majority third-party investors. Each investment in such MBS by the Consolidated Master Fund and the affiliated investment vehicles represented a minority participation in any individual tranche. The Consolidated Master Fund and the affiliated investment vehicles will forgo all non-economic rights (including voting rights) in such MBS as long as the other affiliated investment vehicles own above a certain threshold of interest in the properties collateralizing or loans underlying, or have an interest in a different part of the capital structure related to, such MBS. For the period ended June 30, 2019, the Consolidated Master Fund recorded interest income of $2,675,385 and an unrealized loss of $215,177 related to its investments in such MBS. Such amounts were

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

reported as a component of the net increase in net assets resulting from operations on the Consolidated Statements of Operations.

8. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Consolidated Master Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Consolidated Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Consolidated Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Derivative Risk: The Consolidated Master Fund enters into derivatives transactions which may include, without limitation, options contracts, futures contracts, options on futures contracts, forward contracts, interest rate swaps, total return swaps, credit default swaps and other swap agreements for investment, hedging or leverage purposes. The Consolidated Master Fund’s use of derivative instruments may be speculative and involves investment risks and transaction costs to which the Consolidated Master Fund would not be subject absent the use of these instruments, and the use of derivatives generally involves leverage in the sense that the investment exposure created by the derivatives may be significantly greater than the Consolidated Master Fund’s initial investment in the derivatives. Thus, the use of derivatives may result in losses in excess of principal or greater than if they had not been used. The ability to successfully use derivative instruments depends on the ability of the Investment Manager. The skills needed to employ derivatives strategies are different from those needed to select portfolio security and, in connection with such strategies, the Investment Manager must make predictions with respect to market conditions, liquidity, currency movements, market values, interest rates and other applicable factors, which may be inaccurate.

Credit and Counterparty Risk: The Consolidated Master Fund will be subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of OTC instruments) purchased by the Consolidated Master Fund. The Investment Manager will evaluate and monitor the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Consolidated Master Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Consolidated Master Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Consolidated Master Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. The Consolidated Master Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Currently, certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Consolidated Master Fund. Counterparty risk with respect to certain exchange-traded and over-the counter derivatives may be further complicated by recently enacted U.S. financial reform legislation. Cash collateral that has been pledged to cover obligations of the Consolidated Master Fund under derivative financial instrument

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2019 (Unaudited)

contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Liquidity Risk: Some securities held by the Consolidated Master Fund may be difficult to sell, or illiquid, during times of market turmoil or otherwise. Illiquid securities may also be difficult to value. If the Consolidated Master Fund is forced to sell an illiquid asset to meet repurchase requests or other cash needs, the Consolidated Master Fund may be forced to sell at a loss or at a price lower than it could have otherwise received.

Non-Diversification Risk: The Consolidated Master Fund is classified as a “non-diversified” investment company which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Consolidated Master Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. The Feeder Funds’ prospectuses include a discussion of the principal risks of investing in the Feeder Funds and indirectly investing in the Consolidated Master Fund.

9. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury obligations and U.S. government sponsored agency securities) (including maturities), other than short-term investments and securities sold short (if applicable), for the period ended June 30, 2019 was as follows:

Purchases	$347,893,573
Sales	$396,086,220

10. Federal Tax Information

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,093,416,255	$61,560,617	$(49,558,759)	$12,001,858

11. Administration Agreements

The Consolidated Master Fund and Feeder Funds have entered into administration, custody and transfer agency agreements (the “Administration Agreements”) with State Street Bank and Trust Company (“State Street”). State Street and/or its affiliates are responsible for providing administration, custody and transfer agency services for the Consolidated Master Fund and Feeder Funds, including, but not limited to: (i) maintaining corporate and financial books and records of the Consolidated Master Fund and Feeder Funds, (ii) providing administration services and (iii) performing other accounting and clerical services necessary in connection with the administration of the Consolidated Master Fund and Feeder Funds. The services performed by State Street may be completed by one or more of its affiliated companies.

12. Subsequent Events

The Investment Manager has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Supplemental Information

June 30, 2019 (Unaudited)

Form N-PORT Filings

The Consolidated Master Fund files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year within 60 days after the end of the relevant fiscal quarter with the Securities and Exchange Commission (the “SEC”) as an exhibit on Form N-PORT. The Consolidated Master Fund’s portfolio holdings information for the third month of each fiscal quarter on Form N-PORT is available on the SEC’s website at http://www.sec.gov. Holdings and allocations shown on any Form N-PORT are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

The Consolidated Master Fund and the Feeder Funds have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Consolidated Master Fund’s and the Feeder Funds’ portfolio securities, and information regarding how the Consolidated Master Fund and Feeder Funds voted proxies relating to their portfolio securities during the most recent 6-month period ended June 30 is available (1) without charge, upon request, by calling toll free, 1-800-248-1621 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

Each Feeder Fund’s registration statement includes additional information about the Trustees of the Consolidated Master Fund. The registration statement is available, without charge, upon request by calling 1-855-890-7725.

Blackstone

Blackstone Registered Funds

Privacy Notice

Rev January, 2019

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi-Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund, Blackstone / GSO Strategic Credit Fund and Blackstone / GSO Floating Rate Enhanced Income Fund and Blackstone / GSO Secured Lending Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes— information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

GDPR PRIVACY STATEMENT

Blackstone Real Estate Income Fund

Blackstone Real Estate Income Fund II

Blackstone Real Estate Income Master Fund

Data Privacy Notice for Investors

1. Why are you seeing this notice?

∎   This Data Privacy Notice applies to you to the extent that applicable legislation or binding regulation relating to the protection of personal data in force in the European Union (“EU”), European Economic Area (“EEA”) or UK (including Regulation (EU) 2016/679 (the “GDPR”)) applies to our processing of your personal data or to the extent you are a located within the EU or EEA for the purposes of the GDPR. If this Data Privacy Notice applies to you, you have certain rights with respect to your personal data under applicable EU data protection legislation, as outlined below.

∎   You may need to provide Personal Data to us as part of your investment into Blackstone Real Estate Income Fund (the “Fund”).

∎   We want you to understand how and why we use, store and otherwise process your Personal Data when you deal with us or our relevant affiliates.

∎   “Personal Data” has the meaning given in the EU data protection legislation and includes any information relating to an identifiable individual (such as name, address, date of birth or economic information).

Please read the information below carefully. It explains how and why Personal Data is processed by us.
2. Who is providing this notice?

The Fund is committed to protecting and respecting your privacy.

The Fund-related entities on whose behalf this privacy statement is made are: (i) the Fund, (ii) Blackstone Real Estate Income Advisors, L.L.C., (iii) Blackstone Advisory Partners L.P., and (iv) their respective affiliates, and in each case such persons’ legal and other advisors and agents (together, the “Fund Parties”).

Where we use the terms “we”, “us” and “our” in this Data Privacy Notice, we are referring to the Fund and the Fund Parties.

When you provide us with your Personal Data, the Fund acts as a “data controller”. In simple terms, this means that:

∎   we “control” the Personal Data that you provide— including making sure that it is kept secure

∎   we make certain decisions on how to use and protect your Personal Data—but only to the extent that we have informed you about the use or are otherwise permitted by law

3. What Personal Data do we collect about you?

The types of Personal Data we collect and share depends on the product or service you have with us and the nature of your investment. This information can include or be related to:

∎   name, date of birth, country(ies) of citizenship, mailing and permanent address, email address, and telephone number

∎   photo identification, including passports, driving license, and other government-issued IDs

∎   bank and brokerage account information, including routing and account numbers

∎   national insurance number and tax identification number

∎   source of wealth, employment information, education history, number of dependents and income

∎   assets and liabilities

∎   investment strategy, experience, and activity

∎   risk tolerance and transaction history

∎   internet protocol address

∎   cookie identification

∎   information about your third-party representatives

The Personal Data collected about you will help us provide you with a better service and facilitate our business relationship.

∎   We may combine Personal Data that you provide to us with Personal Data that we collect from, or about you, in some circumstances.

∎   This will include Personal Data collected in an online or offline context.

4. Where do we obtain your Personal Data?	We collect, and have collected, Personal Data about you from a number of sources, including from you directly:

WHAT	HOW
1. Personal Data that you give us

∎   from the forms and any associated documentation that you complete when subscribing for shares and/or opening an account with us. This will include information about your name, address, date of birth, passport details or other national identifier, driving licence, your national insurance or social security number and income, employment information and details about your investment or retirement portfolio(s)

∎   when you provide it to us in correspondence and conversations

∎   when you make transactions with respect to the Fund

∎   when you purchase shares from us and/or tell us where to send money

2. Personal Data we obtain from others

∎   publicly available and accessible directories and sources

∎   bankruptcy registers

∎   tax authorities, including those that are based outside the United Kingdom and the EEA if you are subject to tax in another jurisdiction

∎   governmental and competent regulatory authorities to whom we have regulatory obligations

∎   credit agencies

∎   fraud prevention and detection agencies and organisations

5. Why do we process your Personal Data?	We process your Personal Data for the following reasons:

WHY	HOW
1 Contract

It is necessary to perform our contract with you to:

∎   administer, manage and set up your investor account(s) to allow you to purchase your shares

∎   meet the resulting contractual obligations we have to you

∎   facilitate the continuation or termination of the contractual relationship between you and the Fund

∎   facilitate the transfer of funds, and administering and facilitating any other transaction, between you and the Fund

2 Compliance with law

It is necessary for compliance with an applicable legal or regulatory obligation to which we are subject to:

∎   undertake our client and investor due diligence, and on-boarding checks

∎   carry out verification, know your client (KYC), terrorist financing and anti-money laundering checks

∎   verify the identity and addresses of our investors (and, if applicable their beneficial owners)

∎   comply with requests from regulatory, governmental, tax and law enforcement authorities

∎   surveillance and investigation

∎   carry out audit checks

∎   maintain statutory registers

∎   prevent and detect fraud

∎   comply with sanctions laws

3 Our legitimate interests

For our legitimate interests or those of a third party to:

∎   manage and administer your shares and any related accounts on an ongoing basis

∎   assess and process any applications or requests made by you

∎   open, maintain or close accounts in connection with your investment in, or withdrawal from, the Fund

∎   send updates, information and notices or otherwise correspond with you in connection with your investment in the Fund

∎   address or investigate any complaints, claims, proceedings or disputes

∎   provide you with, and inform you about, our investment products and services

∎   monitor and improve our relationships with investors

∎   comply with applicable regulatory obligations

∎   manage our risk and operations

∎   comply with our accounting and tax reporting requirements

∎   comply with our audit requirements

∎   assist with internal compliance with our policies and process

∎   ensure appropriate group management and governance

∎   keep our internal records

WHY	HOW

∎   prepare reports on incidents / accidents

∎   protect our business against fraud, breach of confidence, theft of proprietary materials, and other financial or business crimes (to the extent that this is not required of us by law)

∎   analyse and manage commercial risks

∎   seek professional advice, including legal advice

∎   enable any actual or proposed, assignee or transferee, participant or sub-participant of the Fund’s or Fund vehicles’ rights or obligations to evaluate proposed transactions

∎   facilitate business asset transactions involving the Fund or Fund- related vehicles

∎   monitor communications to/from us using our systems

∎   protect the security and integrity of our IT systems

We only rely on these interests where we have considered that, on balance, our legitimate interests are not overridden by your interests, fundamental rights or freedoms.

Monitoring as described at (3) above	We monitor communications where the law requires us to do so. We will also monitor where we are required to do so to comply with our regulatory rules and practices and, where we are permitted to do so, to protect our business and the security of our systems.
6. Who we share your Personal Data with	Your Personal Data will be shared with:

WHO	WHY
Fund associates	We share your Personal Data with our associates, related parties and members of our group. This is to: ∎ manage our relationship with you ∎ the purposes set out in this Data Privacy Notice
Fund Managers, Depositories, Administrators, Custodians, Investment Advisors

∎   delivering the services you require

∎   managing your investment

∎   supporting and administering investment-related activities

∎   complying with applicable investment laws and regulations

Fund specific details of these third parties can be found in the relevant offering documents you have been provided with

Tax Authorities

∎   to comply with applicable laws and regulations

∎   where required by EEA tax authorities (who, in turn, may share your Personal Data with foreign tax authorities)

∎   where required by foreign tax authorities, including outside of the EEA

WHO	WHY
Service Providers	∎ delivering and facilitating the services needed to support our business relationship with you ∎ supporting and administering investment-related activities
Our lawyers, auditors and other professional advisors	∎ providing you with investment-related services ∎ to comply with applicable legal and regulatory requirements

In exceptional circumstances, we will share your Personal Data with:	∎ competent regulatory, prosecuting and other governmental agencies or litigation counterparties, in any country or territory ∎ organisations and agencies—where we are required to do so by law
7. Do you have to provide us with this Personal Data?

Unless otherwise indicated, you should assume that we require the Personal Data for business and/or compliance purposes.

Where we collect Personal Data from you that is purely voluntary and there are no implications for you if you do not wish to provide us with it, we will indicate as such.

Some of the Personal Data we request is necessary for us to perform our contract with you and if you do not wish to provide us with this Personal Data, it will affect our ability to provide our services to you and manage your investment.

8. Sending your Personal Data internationally

We will transfer your Personal Data to our group members, stockholders of the Fund and related parties, and to third party service providers outside of the EEA, which do not have similarly strict data protection and privacy laws.

Where we transfer Personal Data to other members of our group, or our service providers, we have put in place data transfer agreements and safeguards using European Commission approved terms.

Please contact us if you would like to know more about these agreements or receive a copy of them. Please see below for our contact details.

9. Consent—and your right to withdraw it

We do not generally rely on obtaining your consent to process your Personal Data.

If we do, you have the right to withdraw this consent at any time.

Please contact us or send us an email at GDPRqueries@blackstone.com at any time if you wish to do so.

10. Retention and deletion of your Personal Data

We keep your Personal Data for as long as it is required by us for our legitimate business purposes, to perform our contractual obligations, or where longer, such longer period as is required by law or regulatory obligations which apply to us.

∎   We will generally retain Personal Data about you throughout the life cycle of any investment you are involved in

∎   Some Personal Data will be retained after your relationship with us ends

As a general principle, we do not retain your Personal Data for longer than we need it.

We will usually delete your Personal Data (at the latest) after you cease to be a stockholder of the Fund and there is no longer any legal or regulatory requirement or other legitimate business purpose for retaining your Personal Data.

11. Your rights

You have certain data protection rights, including:

∎   the right to access your Personal Data

∎   the right to restrict the use of your Personal Data

∎   the right to have incomplete or inaccurate Personal Data corrected

∎   the right to ask us to stop processing your Personal Data

∎   the right to require us to delete your Personal Data in some limited circumstances

From 25 May 2018, you also have the right in some circumstances to request for us to “port” your Personal Data in a portable, re-usable format to other organisations (where this is possible).

12. Concerns or queries

We take your concerns very seriously. We encourage you to bring it to our attention if you have any concerns about our processing your Personal Data.

This Data Privacy Notice was drafted with simplicity and clarity in mind. We are, of course, happy to provide any further information or explanation needed. Our contact details are below.

If you want to make a complaint, you can also contact the body regulating data protection in your country, where you live or work, or the location where the data protection issue arose. A list of the EU data protection authorities is available by clicking this link: http://ec.europa.eu/newsroom/article29/item-detail.cfm?item_id=612080.

13. Contact us	Please contact us if you have any questions about this Data Privacy Notice or the Personal Data we hold about you. Contact us by email at GDPRqueries@blackstone.com.

Contact us in writing using the address below:

Address	Blackstone Real Estate Income Fund 345 Park Avenue New York, NY 10154

14. Changes to this Data Privacy Notice	We keep this Data Privacy Notice under regular review. This Data Privacy Notice was last updated on 13 June 2018.

Blackstone Real Estate Income Master Fund and Subsidiary

Trustees

Michael B. Nash, Chairman

Benedict Aitkenhead

Edward H. D’Alelio

Michael Holland

Thomas W. Jasper

Investment Manager

Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

New York, New York 10154

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Jonathan Pollack, President and Chief Executive Officer

Anthony F. Marone, Jr., Chief Financial Officer and Treasurer

Leon Volchyok, Chief Legal Officer, Chief Compliance Officer and Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Real Estate Income Master Fund and Subsidiary for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can request a copy of the Consolidated Master Fund’s prospectus and statement of additional information without charge by calling the Consolidated Master Fund’s transfer agent at 1-855-890-7725.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, and Rule 23c-1 thereunder that from time to time Feeder Funds may repurchase its common shares from its shareholders.

Additional information regarding the Funds is available at https://www.blackstone.com/ the-firm/asset-management/registered-funds

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to this semi-annual report.

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Fund II

By:	/s/ Jonathan Pollack
Jonathan Pollack (Principal Executive Officer)
Chief Executive Officer and President

Date:	September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Pollack
Jonathan Pollack (Principal Executive Officer)
Chief Executive Officer and President

Date:	September 6, 2019

By:	/s/ Anthony F. Marone, Jr.
Anthony F. Marone, Jr. (Principal Financial Officer)
Chief Financial Officer and Treasurer

Date:	September 6, 2019